UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2014

VP Balanced - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.7%
AEROSPACE AND DEFENSE — 3.2%
Boeing Co. (The)	7,907	992,249
General Dynamics Corp.	4,907	534,471
Honeywell International, Inc.	10,487	972,774
Lockheed Martin Corp.	1,556	254,002
Northrop Grumman Corp.	4,051	499,812
Raytheon Co.	9,390	927,638
		4,180,946
AIR FREIGHT AND LOGISTICS — 0.2%
United Parcel Service, Inc., Class B	2,487	242,184
AIRLINES — 1.0%
Delta Air Lines, Inc.	18,165	629,417
Southwest Airlines Co.	29,967	707,521
		1,336,938
AUTO COMPONENTS — 0.4%
Johnson Controls, Inc.	7,667	362,803
Magna International, Inc.	1,197	115,283
		478,086
BANKS — 2.3%
Bank of America Corp.	45,857	788,740
Citigroup, Inc.	26,339	1,253,737
JPMorgan Chase & Co.	8,259	501,404
Wells Fargo & Co.	9,919	493,371
		3,037,252
BEVERAGES — 1.2%
Coca-Cola Co. (The)	1,559	60,271
Dr Pepper Snapple Group, Inc.	5,450	296,807
PepsiCo, Inc.	14,071	1,174,928
		1,532,006
BIOTECHNOLOGY — 1.9%
Amgen, Inc.	8,495	1,047,773
Biogen Idec, Inc.(1)	3,205	980,313
Myriad Genetics, Inc.(1)	2,766	94,570
United Therapeutics Corp.(1)	4,241	398,781
		2,521,437
CAPITAL MARKETS — 0.8%
Affiliated Managers Group, Inc.(1)	1,390	278,069
Financial Engines, Inc.	1,643	83,432
Franklin Resources, Inc.	12,650	685,377
Stifel Financial Corp.(1)	1,118	55,632
		1,102,510
CHEMICALS — 2.3%
Dow Chemical Co. (The)	20,250	983,947

Eastman Chemical Co.	5,722	493,294
Olin Corp.	4,013	110,799
PPG Industries, Inc.	4,098	792,799
Scotts Miracle-Gro Co. (The), Class A	4,378	268,284
Sigma-Aldrich Corp.	3,818	356,525
		3,005,648
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	2,030	106,514
COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	51,677	1,158,082
QUALCOMM, Inc.	16,000	1,261,760
		2,419,842
CONSUMER FINANCE — 0.7%
Cash America International, Inc.	13,292	514,666
Portfolio Recovery Associates, Inc.(1)	6,256	361,972
		876,638
CONTAINERS AND PACKAGING — 0.6%
Packaging Corp. of America	8,788	618,411
Silgan Holdings, Inc.	873	43,231
Sonoco Products Co.	4,544	186,395
		848,037
DIVERSIFIED CONSUMER SERVICES†
Graham Holdings Co., Class B	47	33,076
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Berkshire Hathaway, Inc., Class B(1)	3,346	418,149
Moody's Corp.	8,599	682,073
MSCI, Inc., Class A(1)	10,092	434,158
		1,534,380
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	42,776	1,500,154
Verizon Communications, Inc.	31,634	1,504,830
		3,004,984
ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	12,677	846,824
Rockwell Automation, Inc.	3,828	476,777
		1,323,601
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
TE Connectivity Ltd.	9,351	563,024
ENERGY EQUIPMENT AND SERVICES — 1.2%
Baker Hughes, Inc.	13,091	851,177
Nabors Industries Ltd.	18,474	455,384
RPC, Inc.	8,826	180,227
Schlumberger Ltd.	792	77,220
		1,564,008
FOOD AND STAPLES RETAILING — 0.2%
Walgreen Co.	3,152	208,127
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	19,370	840,464

Kellogg Co.	10,795	676,955
Pilgrim's Pride Corp.(1)	7,593	158,846
Tyson Foods, Inc., Class A	16,344	719,299
		2,395,564
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.4%
Becton Dickinson and Co.	3,868	452,865
C.R. Bard, Inc.	2,508	371,134
Hill-Rom Holdings, Inc.	2,017	77,735
Medtronic, Inc.	15,685	965,255
St. Jude Medical, Inc.	10,044	656,777
Stryker Corp.	8,453	688,666
		3,212,432
HOTELS, RESTAURANTS AND LEISURE — 0.6%
Bally Technologies, Inc.(1)	5,824	385,957
Cracker Barrel Old Country Store, Inc.	1,202	116,882
International Game Technology	19,855	279,161
		782,000
HOUSEHOLD DURABLES — 0.7%
Newell Rubbermaid, Inc.	10,963	327,794
Whirlpool Corp.	4,244	634,308
		962,102
HOUSEHOLD PRODUCTS — 1.4%
Energizer Holdings, Inc.	6,174	621,969
Kimberly-Clark Corp.	7,402	816,070
Procter & Gamble Co. (The)	4,868	392,361
		1,830,400
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp. (The)	8,392	119,838
INDUSTRIAL CONGLOMERATES — 1.1%
Danaher Corp.	10,976	823,200
General Electric Co.	23,977	620,765
		1,443,965
INSURANCE — 3.2%
Aflac, Inc.	7,968	502,303
American International Group, Inc.	18,547	927,535
Amtrust Financial Services, Inc.	10,499	394,867
Aspen Insurance Holdings Ltd.	13,027	517,172
Everest Re Group Ltd.	1,517	232,177
First American Financial Corp.	4,701	124,812
Old Republic International Corp.	28,106	460,938
RenaissanceRe Holdings Ltd.	6,538	638,109
Travelers Cos., Inc. (The)	5,911	503,026
		4,300,939
INTERNET AND CATALOG RETAIL†
HSN, Inc.	511	30,522
INTERNET SOFTWARE AND SERVICES — 1.5%
eBay, Inc.(1)	1,827	100,923
Google, Inc., Class A(1)	1,645	1,833,369

		1,934,292
IT SERVICES — 1.0%
Amdocs Ltd.	1,861	86,462
International Business Machines Corp.	6,387	1,229,434
		1,315,896
LEISURE PRODUCTS — 0.5%
Hasbro, Inc.	11,861	659,709
MACHINERY — 1.2%
Caterpillar, Inc.	7,081	703,639
Dover Corp.	5,002	408,913
Snap-On, Inc.	4,052	459,821
		1,572,373
MEDIA — 0.6%
John Wiley & Sons, Inc., Class A	827	47,668
Regal Entertainment Group, Class A	2,190	40,909
Time Warner, Inc.	1,821	118,966
Walt Disney Co. (The)	8,055	644,964
		852,507
MULTI-UTILITIES — 0.1%
Wisconsin Energy Corp.	2,829	131,690
MULTILINE RETAIL — 1.2%
Dillard's, Inc., Class A	5,117	472,811
Macy's, Inc.	6,443	382,005
Target Corp.	12,255	741,550
		1,596,366
OIL, GAS AND CONSUMABLE FUELS — 3.3%
Chevron Corp.	3,884	461,847
EOG Resources, Inc.	496	97,301
Exxon Mobil Corp.	14,150	1,382,172
Gran Tierra Energy, Inc.(1)	31,913	238,709
Marathon Petroleum Corp.	8,307	723,041
Occidental Petroleum Corp.	5,362	510,945
Phillips 66	3,004	231,488
Valero Energy Corp.	13,341	708,407
		4,353,910
PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	11,599	169,809
Herbalife Ltd.	4,322	247,521
		417,330
PHARMACEUTICALS — 5.2%
AbbVie, Inc.	19,193	986,520
Eli Lilly & Co.	15,815	930,871
Johnson & Johnson	19,973	1,961,948
Merck & Co., Inc.	23,473	1,332,562
Pfizer, Inc.	51,948	1,668,570
Questcor Pharmaceuticals, Inc.	891	57,853
		6,938,324

PROFESSIONAL SERVICES — 0.1%
Manpowergroup, Inc.	2,477	195,262
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Broadcom Corp., Class A	19,750	621,730
Intel Corp.	47,342	1,221,897
Texas Instruments, Inc.	5,648	266,303
		2,109,930
SOFTWARE — 2.7%
CA, Inc.	7,781	240,978
Microsoft Corp.	41,032	1,681,902
Oracle Corp.	33,797	1,382,635
Synopsys, Inc.(1)	5,501	211,293
		3,516,808
SPECIALTY RETAIL — 1.6%
GameStop Corp., Class A	12,440	511,284
Guess?, Inc.	2,886	79,654
Home Depot, Inc. (The)	10,333	817,650
Lowe's Cos., Inc.	1,115	54,524
PetSmart, Inc.	3,244	223,479
Staples, Inc.	38,644	438,223
		2,124,814
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	5,350	2,871,559
EMC Corp.	33,440	916,590
Hewlett-Packard Co.	28,463	921,063
Seagate Technology plc	3,489	195,942
Western Digital Corp.	2,340	214,859
		5,120,013
TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
Deckers Outdoor Corp.(1)	272	21,687
Hanesbrands, Inc.	9,059	692,832
		714,519
THRIFTS AND MORTGAGE FINANCE†
EverBank Financial Corp.	2,539	50,094
TOBACCO — 0.3%
Altria Group, Inc.	10,902	408,062
Philip Morris International, Inc.	435	35,613
		443,675
TOTAL COMMON STOCKS (Cost $59,248,120)		79,044,512
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.9%
FHLMC, VRN, 1.76%, 4/15/14	45,513	45,852
FHLMC, VRN, 1.85%, 4/15/14	92,319	93,414
FHLMC, VRN, 1.97%, 4/15/14	62,116	63,224
FHLMC, VRN, 1.98%, 4/15/14	72,220	73,292
FHLMC, VRN, 2.07%, 4/15/14	130,834	131,640
FHLMC, VRN, 2.26%, 4/15/14	64,071	68,374

FHLMC, VRN, 2.36%, 4/15/14	114,037	113,090
FHLMC, VRN, 2.37%, 4/15/14	168,115	166,370
FHLMC, VRN, 2.375%, 4/15/14	163,614	174,589
FHLMC, VRN, 2.40%, 4/15/14	32,765	34,971
FHLMC, VRN, 2.57%, 4/15/14	30,296	31,747
FHLMC, VRN, 2.58%, 4/15/14	26,594	28,446
FHLMC, VRN, 2.88%, 4/15/14	20,885	21,343
FHLMC, VRN, 3.23%, 4/15/14	24,211	25,817
FHLMC, VRN, 3.30%, 4/15/14	65,461	68,174
FHLMC, VRN, 3.81%, 4/15/14	34,554	36,432
FHLMC, VRN, 4.04%, 4/15/14	40,845	43,291
FHLMC, VRN, 4.33%, 4/15/14	58,309	60,379
FHLMC, VRN, 4.625%, 4/15/14	93,221	100,291
FHLMC, VRN, 5.13%, 4/15/14	34,275	35,569
FHLMC, VRN, 5.37%, 4/15/14	29,932	31,245
FHLMC, VRN, 5.77%, 4/15/14	69,106	71,050
FHLMC, VRN, 5.97%, 4/15/14	72,743	76,337
FHLMC, VRN, 6.12%, 4/15/14	36,591	38,379
FNMA, VRN, 1.90%, 4/25/14	81,205	86,645
FNMA, VRN, 1.94%, 4/25/14	106,879	114,044
FNMA, VRN, 1.94%, 4/25/14	181,777	194,012
FNMA, VRN, 1.94%, 4/25/14	89,922	96,254
FNMA, VRN, 2.31%, 4/25/14	23,323	24,770
FNMA, VRN, 2.32%, 4/25/14	73,723	78,642
FNMA, VRN, 2.70%, 4/25/14	78,048	79,125
FNMA, VRN, 3.32%, 4/25/14	44,232	45,704
FNMA, VRN, 3.35%, 4/25/14	31,025	33,323
FNMA, VRN, 3.77%, 4/25/14	61,736	65,260
FNMA, VRN, 3.92%, 4/25/14	44,961	47,482
FNMA, VRN, 3.93%, 4/25/14	21,687	23,103
FNMA, VRN, 5.24%, 4/25/14	43,049	46,567
		2,568,247
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.0%
FHLMC, 6.50%, 6/1/16	11,965	12,402
FHLMC, 6.50%, 6/1/16	10,835	11,306
FHLMC, 4.50%, 1/1/19	106,756	112,996
FHLMC, 6.50%, 1/1/28	6,243	7,054
FHLMC, 6.50%, 6/1/29	6,009	6,740
FHLMC, 8.00%, 7/1/30	6,330	7,455
FHLMC, 5.50%, 12/1/33	189,426	211,231
FHLMC, 5.50%, 1/1/38	42,999	47,270
FHLMC, 6.00%, 8/1/38	25,323	28,214
FHLMC, 4.00%, 4/1/41	244,899	255,336
FHLMC, 6.50%, 7/1/47	6,783	7,367
FNMA, 4.50%, 5/1/19	45,651	48,467
FNMA, 4.50%, 5/1/19	64,592	68,582
FNMA, 6.50%, 1/1/28	5,160	5,801

FNMA, 6.50%, 1/1/29	14,364	16,167
FNMA, 7.50%, 7/1/29	35,970	40,844
FNMA, 7.50%, 9/1/30	6,610	7,917
FNMA, 6.625%, 11/15/30	330,000	454,710
FNMA, 5.00%, 7/1/31	229,811	251,685
FNMA, 6.50%, 1/1/32	19,142	21,895
FNMA, 5.50%, 6/1/33	53,246	59,209
FNMA, 5.50%, 8/1/33	114,431	127,167
FNMA, 5.00%, 11/1/33	301,802	331,428
FNMA, 5.50%, 1/1/34	93,001	103,247
FNMA, 5.00%, 4/1/35	265,829	290,597
FNMA, 4.50%, 9/1/35	172,696	184,650
FNMA, 5.00%, 2/1/36	262,555	286,758
FNMA, 5.50%, 1/1/37	202,637	224,496
FNMA, 5.50%, 2/1/37	50,794	56,065
FNMA, 6.00%, 7/1/37	322,201	358,571
FNMA, 6.50%, 8/1/37	67,180	73,179
FNMA, 5.00%, 4/1/40	396,981	434,379
FNMA, 5.00%, 6/1/40	310,406	339,483
FNMA, 3.50%, 1/1/41	663,337	668,006
FNMA, 4.00%, 1/1/41	857,291	894,085
FNMA, 4.50%, 1/1/41	316,359	338,507
FNMA, 4.50%, 2/1/41	249,457	266,888
FNMA, 4.00%, 5/1/41	233,450	242,984
FNMA, 5.00%, 6/1/41	346,251	379,469
FNMA, 4.50%, 7/1/41	288,835	309,821
FNMA, 4.50%, 9/1/41	76,406	81,616
FNMA, 4.50%, 9/1/41	815,689	871,377
FNMA, 4.00%, 12/1/41	346,462	360,810
FNMA, 4.00%, 1/1/42	98,317	102,240
FNMA, 4.00%, 1/1/42	395,020	411,171
FNMA, 4.00%, 3/1/42	282,374	293,955
FNMA, 3.50%, 5/1/42	632,737	637,214
FNMA, 3.50%, 6/1/42	137,177	138,219
FNMA, 3.50%, 9/1/42	419,570	423,179
FNMA, 6.50%, 8/1/47	12,175	13,313
FNMA, 6.50%, 8/1/47	12,976	14,203
FNMA, 6.50%, 9/1/47	38,409	41,968
FNMA, 6.50%, 9/1/47	1,463	1,599
FNMA, 6.50%, 9/1/47	4,946	5,405
FNMA, 6.50%, 9/1/47	15,220	16,627
FNMA, 6.50%, 9/1/47	4,797	5,237
GNMA, 7.00%, 4/20/26	19,990	22,928
GNMA, 7.50%, 8/15/26	12,212	14,247
GNMA, 7.00%, 2/15/28	4,510	4,614
GNMA, 7.50%, 2/15/28	4,477	4,615
GNMA, 6.50%, 5/15/28	1,091	1,239

GNMA, 6.50%, 5/15/28	2,422	2,734
GNMA, 7.00%, 12/15/28	6,323	6,626
GNMA, 7.00%, 5/15/31	38,337	45,328
GNMA, 5.50%, 11/15/32	104,676	116,642
GNMA, 4.50%, 1/15/40	126,034	136,524
GNMA, 4.00%, 1/20/41	548,594	577,543
GNMA, 4.50%, 5/20/41	306,860	331,483
GNMA, 4.50%, 6/15/41	130,562	141,491
GNMA, 4.00%, 12/15/41	540,051	568,858
GNMA, 3.50%, 7/20/42	188,290	192,479
		13,177,912
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $15,488,957)		15,746,159
CORPORATE BONDS — 11.4%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	40,000	41,990
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	32,408
Raytheon Co., 2.50%, 12/15/22	30,000	28,094
United Technologies Corp., 5.70%, 4/15/40	30,000	35,950
United Technologies Corp., 4.50%, 6/1/42	10,000	10,224
		148,666
AUTOMOBILES — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(3)	10,000	10,004
American Honda Finance Corp., 2.125%, 10/10/18	20,000	20,108
Ford Motor Co., 4.75%, 1/15/43	10,000	9,708
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	90,000	99,453
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	57,625
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)	30,000	30,862
		227,760
BANKS — 0.7%
Bank of America N.A., 5.30%, 3/15/17	240,000	264,328
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	31,145
BB&T Corp., MTN, 5.70%, 4/30/14	20,000	20,081
BB&T Corp., MTN, 3.20%, 3/15/16	30,000	31,327
BB&T Corp., MTN, 2.05%, 6/19/18	20,000	20,031
Capital One Financial Corp., 2.15%, 3/23/15	20,000	20,307
Capital One Financial Corp., 1.00%, 11/6/15	20,000	20,038
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	80,000	83,000
Fifth Third Bancorp, 4.30%, 1/16/24	20,000	20,319
Intesa Sanpaolo SpA, 3.875%, 1/16/18	10,000	10,362
KeyCorp, MTN, 2.30%, 12/13/18	40,000	39,911
KFW, 2.00%, 6/1/16	60,000	61,871
KFW, 2.00%, 10/4/22	50,000	47,055
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	30,000	31,910
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,574
U.S. Bancorp, 3.44%, 2/1/16	30,000	31,332
U.S. Bancorp, MTN, 3.00%, 3/15/22	20,000	19,863
U.S. Bancorp, MTN, 2.95%, 7/15/22	10,000	9,637

Wells Fargo & Co., 3.68%, 6/15/16	30,000	31,830
Wells Fargo & Co., 4.125%, 8/15/23	50,000	50,687
Wells Fargo & Co., MTN, 4.60%, 4/1/21	50,000	55,121
		911,729
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	62,018
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	40,000	45,992
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	50,000	47,303
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	40,981
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	10,000	10,371
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	20,000	20,478
		227,143
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	40,000	40,822
Amgen, Inc., 4.10%, 6/15/21	20,000	21,193
Amgen, Inc., 5.375%, 5/15/43	40,000	42,898
Celgene Corp., 3.25%, 8/15/22	20,000	19,529
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	43,289
		167,731
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	20,000	20,677
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	100,000	115,529
Jefferies Group, Inc., 5.125%, 4/13/18	30,000	32,717
		168,923
CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22	40,000	39,450
Dow Chemical Co. (The), 2.50%, 2/15/16	20,000	20,619
Dow Chemical Co. (The), 4.25%, 11/15/20	20,000	21,224
Eastman Chemical Co., 2.40%, 6/1/17	10,000	10,199
Eastman Chemical Co., 3.60%, 8/15/22	30,000	29,833
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,337
Mosaic Co. (The), 4.25%, 11/15/23	20,000	20,560
Mosaic Co. (The), 5.625%, 11/15/43	20,000	21,559
		195,781
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	40,000	41,400
Covanta Holding Corp., 5.875%, 3/1/24	30,000	30,627
Pitney Bowes, Inc., 4.625%, 3/15/24	20,000	19,901
Republic Services, Inc., 3.55%, 6/1/22	50,000	50,183
		142,111
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18	30,000	29,117
Apple, Inc., 2.40%, 5/3/23	40,000	37,171
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	60,000	58,485
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	23,823
		148,596
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	30,000	29,809

CONSUMER FINANCE — 0.3%
American Express Co., 1.55%, 5/22/18	20,000	19,660
American Express Credit Corp., 1.30%, 7/29/16	40,000	40,338
American Express Credit Corp., MTN, 2.375%, 3/24/17	50,000	51,833
CIT Group, Inc., 4.25%, 8/15/17	80,000	84,000
CIT Group, Inc., 5.00%, 8/15/22	20,000	20,838
Equifax, Inc., 3.30%, 12/15/22	30,000	28,794
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(3)	70,000	72,012
John Deere Capital Corp., MTN, 3.15%, 10/15/21	20,000	20,204
PNC Bank N.A., 6.00%, 12/7/17	80,000	91,908
		429,587
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	30,000	32,663
Ball Corp., 4.00%, 11/15/23	30,000	28,200
Rock-Tenn Co., 3.50%, 3/1/20	20,000	20,320
Rock-Tenn Co., 4.00%, 3/1/23	40,000	40,299
		121,482
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	10,000	9,812
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	18,914
Johns Hopkins University, 4.08%, 7/1/53	10,000	9,354
		38,080
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Ally Financial, Inc., 2.75%, 1/30/17	40,000	40,500
Bank of America Corp., 4.50%, 4/1/15	10,000	10,378
Bank of America Corp., 3.75%, 7/12/16	60,000	63,491
Bank of America Corp., 6.50%, 8/1/16	50,000	56,038
Bank of America Corp., 5.75%, 12/1/17	50,000	56,665
Bank of America Corp., 5.70%, 1/24/22	40,000	45,972
Bank of America Corp., 4.10%, 7/24/23	30,000	30,492
Bank of America Corp., MTN, 4.00%, 4/1/24(4)	20,000	20,020
Bank of America Corp., MTN, 5.00%, 1/21/44	10,000	10,249
Citigroup, Inc., 4.45%, 1/10/17	30,000	32,427
Citigroup, Inc., 5.50%, 2/15/17	20,000	22,094
Citigroup, Inc., 1.75%, 5/1/18	90,000	88,532
Citigroup, Inc., 4.50%, 1/14/22	90,000	95,528
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,115
Citigroup, Inc., 3.875%, 10/25/23	50,000	49,752
Citigroup, Inc., 6.68%, 9/13/43	10,000	11,751
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	61,837
General Electric Capital Corp., MTN, 5.625%, 9/15/17	150,000	170,356
General Electric Capital Corp., MTN, 6.00%, 8/7/19	120,000	141,082
General Electric Capital Corp., MTN, 4.65%, 10/17/21	20,000	22,002
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	40,000	40,312
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	180,000	183,796
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	34,076
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	50,000	49,887
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	40,000	45,964

HSBC Holdings plc, 5.10%, 4/5/21	20,000	22,398
HSBC Holdings plc, 4.00%, 3/30/22	20,000	20,808
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17(3)	30,000	30,375
JPMorgan Chase & Co., 6.00%, 1/15/18	105,000	120,641
JPMorgan Chase & Co., 4.625%, 5/10/21	60,000	65,521
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	39,481
JPMorgan Chase & Co., 3.875%, 2/1/24	20,000	20,223
Morgan Stanley, 5.75%, 1/25/21	20,000	22,943
Morgan Stanley, 5.00%, 11/24/25	110,000	113,449
Morgan Stanley, MTN, 6.625%, 4/1/18	90,000	105,037
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	91,131
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	40,000	42,038
UBS AG (Stamford Branch), 5.875%, 12/20/17	100,000	114,695
		2,212,056
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc., 2.625%, 12/1/22	50,000	46,585
AT&T, Inc., 6.55%, 2/15/39	42,000	49,720
AT&T, Inc., 4.30%, 12/15/42	40,000	35,582
British Telecommunications plc, 5.95%, 1/15/18	40,000	45,688
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	32,588
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	20,000	20,475
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	35,670
Orange SA, 4.125%, 9/14/21	40,000	41,526
Telecom Italia Capital SA, 7.00%, 6/4/18	40,000	45,550
Telecom Italia Capital SA, 6.00%, 9/30/34	20,000	18,750
Telefonica Emisiones SAU, 5.88%, 7/15/19	60,000	67,670
Verizon Communications, Inc., 3.65%, 9/14/18	90,000	95,932
Verizon Communications, Inc., 4.50%, 9/15/20	20,000	21,759
Verizon Communications, Inc., 5.15%, 9/15/23	60,000	65,792
Verizon Communications, Inc., 6.40%, 9/15/33	60,000	71,445
Verizon Communications, Inc., 5.05%, 3/15/34	40,000	41,164
Verizon Communications, Inc., 7.35%, 4/1/39	20,000	26,041
Verizon Communications, Inc., 4.75%, 11/1/41	20,000	19,369
Verizon Communications, Inc., 6.55%, 9/15/43	40,000	48,853
Windstream Corp., 7.875%, 11/1/17	20,000	23,050
		853,209
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	79,800
Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,637
		90,437
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16	30,000	31,300
Ensco plc, 4.70%, 3/15/21	40,000	43,046
Schlumberger Investment SA, 3.65%, 12/1/23	40,000	40,659
Transocean, Inc., 2.50%, 10/15/17	20,000	20,149
Transocean, Inc., 6.50%, 11/15/20	30,000	33,746
Transocean, Inc., 6.375%, 12/15/21	10,000	11,258

Weatherford International Ltd., 9.625%, 3/1/19	20,000	25,997
Weatherford International Ltd., 4.50%, 4/15/22	20,000	20,981
		227,136
FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 2.75%, 12/1/22	35,000	33,083
Delhaize Group SA, 4.125%, 4/10/19	30,000	31,136
Delhaize Group SA, 5.70%, 10/1/40	10,000	10,205
Kroger Co. (The), 6.40%, 8/15/17	50,000	57,447
Kroger Co. (The), 3.30%, 1/15/21	20,000	20,014
Kroger Co. (The), 5.15%, 8/1/43	10,000	10,334
Wal-Mart Stores, Inc., 2.55%, 4/11/23	10,000	9,421
Wal-Mart Stores, Inc., 5.875%, 4/5/27	138,000	169,285
Walgreen Co., 1.80%, 9/15/17	20,000	20,155
Walgreen Co., 3.10%, 9/15/22	40,000	38,504
		399,584
FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	50,000	53,639
Kraft Foods Group, Inc., 6.125%, 8/23/18	22,000	25,563
Kraft Foods Group, Inc., 5.00%, 6/4/42	20,000	21,024
Mondelez International, Inc., 4.00%, 2/1/24	30,000	30,507
Mondelez International, Inc., 6.50%, 2/9/40	14,000	17,671
Tyson Foods, Inc., 4.50%, 6/15/22	30,000	31,350
		179,754
GAS UTILITIES — 0.6%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	60,000	64,200
El Paso Corp., 7.25%, 6/1/18	20,000	22,857
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	30,000	34,499
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	34,664
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	34,462
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	41,351
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	28,752
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	22,744
Enterprise Products Operating LLC, 3.70%, 6/1/15	20,000	20,669
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	34,639
Enterprise Products Operating LLC, 4.85%, 3/15/44	30,000	30,041
Enterprise Products Operating LLC, 5.10%, 2/15/45	20,000	20,753
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	22,669
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	20,000	19,932
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	56,940
Magellan Midstream Partners LP, 6.55%, 7/15/19	40,000	47,210
Magellan Midstream Partners LP, 5.15%, 10/15/43	30,000	31,630
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	10,000	10,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	11,000	11,935
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	20,000	19,350
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	40,000	40,225
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	38,104
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(3)	40,000	37,300

TransCanada PipeLines Ltd., 2.50%, 8/1/22	30,000	28,123
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	18,185
Williams Partners LP, 4.125%, 11/15/20	30,000	31,206
Williams Partners LP, 5.40%, 3/4/44	40,000	41,199
		844,514
HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	10,000	9,775
Medtronic, Inc., 2.75%, 4/1/23	20,000	18,959
		28,734
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	28,236
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	30,000	31,575
Express Scripts Holding Co., 2.65%, 2/15/17	90,000	93,153
Express Scripts Holding Co., 7.25%, 6/15/19	35,000	42,581
HCA, Inc., 3.75%, 3/15/19	60,000	60,375
HCA, Inc., 7.25%, 9/15/20	30,000	32,513
NYU Hospitals Center, 4.43%, 7/1/42	20,000	18,190
UnitedHealth Group, Inc., 2.875%, 3/15/23	20,000	19,006
UnitedHealth Group, Inc., 4.25%, 3/15/43	20,000	19,129
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	33,600
WellPoint, Inc., 3.125%, 5/15/22	30,000	28,764
		407,122
HOTELS, RESTAURANTS AND LEISURE†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	30,900
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	10,205
		41,105
HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	40,000	40,750
Lennar Corp., 4.75%, 12/15/17	30,000	31,950
Lennar Corp., 4.50%, 6/15/19	30,000	30,600
MDC Holdings, Inc., 5.50%, 1/15/24	20,000	20,534
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	34,200
		158,034
INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(3)	10,000	10,150
General Electric Co., 5.25%, 12/6/17	70,000	79,408
General Electric Co., 2.70%, 10/9/22	70,000	67,982
General Electric Co., 4.125%, 10/9/42	30,000	28,945
		186,485
INSURANCE — 0.5%
Allstate Corp. (The), 4.50%, 6/15/43	10,000	10,095
Allstate Corp. (The), VRN, 5.75%, 8/15/23	20,000	21,037
American International Group, Inc., 6.40%, 12/15/20	40,000	47,742
American International Group, Inc., 4.875%, 6/1/22	40,000	43,881
American International Group, Inc., MTN, 5.85%, 1/16/18	50,000	57,200
American International Group, Inc., VRN, 8.18%, 5/15/38	10,000	13,187
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	32,771
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	20,000	19,974

Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	49,749
Genworth Holdings, Inc., 7.20%, 2/15/21	20,000	23,987
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	40,000	44,584
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	10,000	11,609
ING U.S., Inc., 5.50%, 7/15/22	40,000	44,950
ING U.S., Inc., 5.70%, 7/15/43	20,000	22,707
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	20,000	21,446
Liberty Mutual Group, Inc., 6.50%, 5/1/42(3)	10,000	11,889
Lincoln National Corp., 6.25%, 2/15/20	40,000	47,062
Markel Corp., 4.90%, 7/1/22	40,000	42,802
Markel Corp., 3.625%, 3/30/23	10,000	9,743
MetLife, Inc., 4.125%, 8/13/42	20,000	18,862
MetLife, Inc., 4.875%, 11/13/43	10,000	10,424
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	9,763
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	10,000	11,349
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	20,000	22,714
Travelers Cos., Inc. (The), 4.60%, 8/1/43	20,000	20,551
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,042
		691,120
INTERNET SOFTWARE AND SERVICES†
Netflix, Inc., 5.375%, 2/1/21	20,000	21,100
Netflix, Inc., 5.75%, 3/1/24(3)	10,000	10,400
		31,500
IT SERVICES†
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	20,948
Fidelity National Information Services, Inc., 3.50%, 4/15/23	20,000	19,047
Xerox Corp., 2.95%, 3/15/17	10,000	10,406
		50,401
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,507
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	40,000	41,242
		66,749
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	38,895
Deere & Co., 5.375%, 10/16/29	60,000	69,875
Oshkosh Corp., 5.375%, 3/1/22(3)	30,000	30,675
		139,445
MEDIA — 0.8%
21st Century Fox America, Inc., 3.00%, 9/15/22	30,000	28,873
21st Century Fox America, Inc., 6.90%, 8/15/39	30,000	37,830
CBS Corp., 3.375%, 3/1/22	20,000	19,628
CBS Corp., 4.85%, 7/1/42	10,000	9,669
Comcast Corp., 5.90%, 3/15/16	74,000	81,377
Comcast Corp., 6.40%, 5/15/38	70,000	86,345
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	40,000	43,075
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	30,000	30,149
Discovery Communications LLC, 5.625%, 8/15/19	25,000	28,362
Discovery Communications LLC, 3.25%, 4/1/23	20,000	19,276

DISH DBS Corp., 7.125%, 2/1/16	10,000	10,950
Gannett Co., Inc., 5.125%, 7/15/20(3)	37,000	38,202
Lamar Media Corp., 5.375%, 1/15/24(3)	30,000	30,900
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	22,632
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	65,219
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	19,359
Qwest Corp., 7.50%, 10/1/14	60,000	61,956
SBA Telecommunications, Inc., 8.25%, 8/15/19	19,000	20,259
Time Warner Cable, Inc., 6.75%, 7/1/18	20,000	23,472
Time Warner Cable, Inc., 5.50%, 9/1/41	10,000	10,464
Time Warner Cable, Inc., 4.50%, 9/15/42	20,000	18,430
Time Warner, Inc., 4.70%, 1/15/21	30,000	32,862
Time Warner, Inc., 7.70%, 5/1/32	40,000	53,788
Time Warner, Inc., 5.375%, 10/15/41	20,000	21,267
Time Warner, Inc., 5.35%, 12/15/43	20,000	21,396
Viacom, Inc., 4.375%, 9/15/14	30,000	30,518
Viacom, Inc., 4.50%, 3/1/21	30,000	32,270
Viacom, Inc., 3.125%, 6/15/22	30,000	28,959
Viacom, Inc., 3.875%, 4/1/24	20,000	19,995
Virgin Media Secured Finance plc, 6.50%, 1/15/18	80,000	83,000
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	28,089
		1,058,571
METALS AND MINING — 0.2%
ArcelorMittal, 5.75%, 8/5/20	30,000	32,025
Barrick Gold Corp., 4.10%, 5/1/23	20,000	19,011
Barrick North America Finance LLC, 4.40%, 5/30/21	40,000	40,371
Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	9,777
Newmont Mining Corp., 6.25%, 10/1/39	30,000	29,141
Southern Copper Corp., 5.25%, 11/8/42	10,000	8,611
Steel Dynamics, Inc., 6.125%, 8/15/19	30,000	32,775
Steel Dynamics, Inc., 7.625%, 3/15/20	20,000	21,750
Vale Overseas Ltd., 5.625%, 9/15/19	75,000	83,239
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	20,891
Xstrata Canada Financial Corp., 4.95%, 11/15/21(3)	20,000	20,707
		318,298
MULTI-UTILITIES — 0.7%
Calpine Corp., 7.875%, 7/31/20(3)	50,000	55,250
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	8,806
CMS Energy Corp., 4.25%, 9/30/15	20,000	20,954
CMS Energy Corp., 8.75%, 6/15/19	40,000	51,418
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	18,257
Constellation Energy Group, Inc., 5.15%, 12/1/20	10,000	10,941
Consumers Energy Co., 2.85%, 5/15/22	10,000	9,788
Consumers Energy Co., 3.375%, 8/15/23	10,000	10,038
Dominion Gas Holdings LLC, 3.55%, 11/1/23(3)	10,000	9,890
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	66,397
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	20,483

Dominion Resources, Inc., VRN, 7.50%, 6/30/16	20,000	21,850
Duke Energy Corp., 1.625%, 8/15/17	30,000	30,094
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,464
Duke Energy Florida, Inc., 6.35%, 9/15/37	20,000	25,493
Edison International, 3.75%, 9/15/17	40,000	42,627
Exelon Generation Co. LLC, 5.20%, 10/1/19	40,000	43,791
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,321
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,464
FirstEnergy Corp., 2.75%, 3/15/18	20,000	19,963
FirstEnergy Corp., 4.25%, 3/15/23	30,000	29,156
Florida Power Corp., 3.85%, 11/15/42	20,000	18,276
Georgia Power Co., 4.30%, 3/15/42	10,000	9,697
Ipalco Enterprises, Inc., 5.00%, 5/1/18	40,000	42,500
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	20,000	19,950
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	30,000	33,100
Nisource Finance Corp., 4.45%, 12/1/21	10,000	10,464
Nisource Finance Corp., 5.65%, 2/1/45	20,000	21,586
PacifiCorp, 6.00%, 1/15/39	20,000	24,829
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	20,255
Progress Energy, Inc., 3.15%, 4/1/22	20,000	19,683
Public Service Company of Colorado, 4.75%, 8/15/41	10,000	10,751
Sempra Energy, 6.50%, 6/1/16	30,000	33,415
Sempra Energy, 2.875%, 10/1/22	40,000	37,957
Southern Power Co., 5.15%, 9/15/41	10,000	10,560
Virginia Electric and Power Co., 3.45%, 2/15/24	30,000	30,005
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	10,324
		899,797
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	30,000	30,985
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	20,000	20,745
Target Corp., 4.00%, 7/1/42	40,000	37,053
		88,783
OIL, GAS AND CONSUMABLE FUELS — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	20,000	21,600
Anadarko Petroleum Corp., 5.95%, 9/15/16	10,000	11,102
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	23,731
Apache Corp., 4.75%, 4/15/43	20,000	20,184
BP Capital Markets plc, 4.50%, 10/1/20	30,000	32,693
Chevron Corp., 2.43%, 6/24/20	10,000	9,947
Concho Resources, Inc., 7.00%, 1/15/21	30,000	33,225
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	13,366
Continental Resources, Inc., 5.00%, 9/15/22	40,000	42,050
Denbury Resources, Inc., 4.625%, 7/15/23	30,000	28,050
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,163
Devon Energy Corp., 5.60%, 7/15/41	10,000	11,115
EOG Resources, Inc., 5.625%, 6/1/19	40,000	46,268
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,569

Hess Corp., 6.00%, 1/15/40	20,000	22,686
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,444
Newfield Exploration Co., 6.875%, 2/1/20	50,000	53,500
Noble Energy, Inc., 4.15%, 12/15/21	50,000	52,771
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,000	11,150
Petro-Canada, 6.80%, 5/15/38	40,000	50,808
Petrobras Global Finance BV, 5.625%, 5/20/43	20,000	17,011
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	50,000	52,458
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	30,000	30,493
Petroleos Mexicanos, 3.125%, 1/23/19(3)	10,000	10,265
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	45,250
Petroleos Mexicanos, 4.875%, 1/24/22	10,000	10,475
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,435
Phillips 66, 4.30%, 4/1/22	50,000	52,956
Pioneer Natural Resources Co., 3.95%, 7/15/22	10,000	10,230
Plains Exploration & Production Co., 6.875%, 2/15/23	30,000	33,525
Range Resources Corp., 6.75%, 8/1/20	30,000	32,550
Shell International Finance BV, 2.375%, 8/21/22	20,000	18,869
Shell International Finance BV, 3.625%, 8/21/42	15,000	13,392
Shell International Finance BV, 4.55%, 8/12/43	20,000	20,757
Statoil ASA, 2.45%, 1/17/23	40,000	37,577
Statoil ASA, 3.95%, 5/15/43	10,000	9,341
Statoil ASA, 4.80%, 11/8/43	10,000	10,725
Talisman Energy, Inc., 7.75%, 6/1/19	20,000	24,190
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	18,960
Total Capital SA, 2.125%, 8/10/18	20,000	20,229
		1,036,110
PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	20,000	19,963
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	60,000	67,394
International Paper Co., 6.00%, 11/15/41	20,000	23,013
		110,370
PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17	60,000	60,253
AbbVie, Inc., 2.90%, 11/6/22	20,000	19,292
Actavis, Inc., 1.875%, 10/1/17	40,000	39,861
Actavis, Inc., 3.25%, 10/1/22	30,000	28,817
Actavis, Inc., 4.625%, 10/1/42	10,000	9,593
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	8,174
Forest Laboratories, Inc., 4.875%, 2/15/21(3)	60,000	63,525
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	34,236
Merck & Co., Inc., 2.40%, 9/15/22	70,000	65,596
Mylan, Inc., 5.40%, 11/29/43	10,000	10,419
Roche Holdings, Inc., 6.00%, 3/1/19(3)	27,000	31,765
Roche Holdings, Inc., 7.00%, 3/1/39(3)	10,000	14,004
Sanofi, 4.00%, 3/29/21	21,000	22,579
		408,114

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	21,563
American Tower Corp., 4.70%, 3/15/22	20,000	20,934
BRE Properties, Inc., 3.375%, 1/15/23	10,000	9,499
DDR Corp., 4.75%, 4/15/18	50,000	54,270
Essex Portfolio LP, 3.625%, 8/15/22	30,000	29,357
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,392
HCP, Inc., 3.75%, 2/1/16	30,000	31,596
Health Care REIT, Inc., 2.25%, 3/15/18	10,000	10,041
Health Care REIT, Inc., 3.75%, 3/15/23	20,000	19,675
Health Care REIT, Inc., 4.50%, 1/15/24	20,000	20,641
Hospitality Properties Trust, 4.65%, 3/15/24	60,000	59,820
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	19,410
Kilroy Realty LP, 3.80%, 1/15/23	40,000	39,070
ProLogis LP, 4.25%, 8/15/23	20,000	20,383
Simon Property Group LP, 5.75%, 12/1/15	30,000	32,154
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	10,000	10,382
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	30,000	32,385
		440,572
ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	40,470
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	20,000	20,102
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	10,577
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	50,000	47,872
CSX Corp., 4.25%, 6/1/21	20,000	21,297
CSX Corp., 3.70%, 11/1/23	30,000	29,766
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	11,412
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	40,348
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(3)	10,000	10,172
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,293
Union Pacific Corp., 4.75%, 9/15/41	30,000	30,826
		284,135
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	30,000	29,829
SOFTWARE — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	30,000	32,175
Intuit, Inc., 5.75%, 3/15/17	75,000	84,283
Oracle Corp., 2.50%, 10/15/22	45,000	42,413
Oracle Corp., 3.625%, 7/15/23	30,000	30,443
		189,314
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	48,718
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	35,000	38,500
Staples, Inc., 4.375%, 1/12/23	20,000	19,469
United Rentals North America, Inc., 5.75%, 7/15/18	50,000	53,750
		160,437
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Hewlett-Packard Co., 4.30%, 6/1/21	50,000	52,359

Seagate HDD Cayman, 4.75%, 6/1/23(3)	40,000	39,700
		92,059
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	40,000	43,900
L Brands, Inc., 6.90%, 7/15/17	20,000	22,975
PVH Corp., 4.50%, 12/15/22	20,000	19,850
		86,725
TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	5,000	6,607
Altria Group, Inc., 2.85%, 8/9/22	70,000	65,817
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	43,272
		115,696
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	10,000	13,514
Sprint Communications, 6.00%, 12/1/16	30,000	32,963
Sprint Communications, 9.00%, 11/15/18(3)	20,000	24,500
T-Mobile USA, Inc., 6.46%, 4/28/19	40,000	42,900
Vodafone Group plc, 5.625%, 2/27/17	50,000	56,182
		170,059
TOTAL CORPORATE BONDS (Cost $14,570,842)		15,053,652
U.S. TREASURY SECURITIES — 10.5%
U.S. Treasury Bonds, 5.50%, 8/15/28	20,000	25,577
U.S. Treasury Bonds, 5.25%, 2/15/29	320,000	400,275
U.S. Treasury Bonds, 5.375%, 2/15/31	400,000	511,562
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	588,731
U.S. Treasury Bonds, 4.375%, 5/15/41	210,000	242,780
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	46,352
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	553,820
U.S. Treasury Bonds, 2.875%, 5/15/43	50,000	43,645
U.S. Treasury Notes, 2.25%, 1/31/15	500,000	508,858
U.S. Treasury Notes, 0.25%, 5/31/15	2,300,000	2,302,606
U.S. Treasury Notes, 1.875%, 6/30/15	300,000	306,375
U.S. Treasury Notes, 0.375%, 11/15/15(5)	400,000	400,656
U.S. Treasury Notes, 1.375%, 11/30/15	400,000	407,164
U.S. Treasury Notes, 0.375%, 1/15/16	900,000	900,562
U.S. Treasury Notes, 0.625%, 12/15/16	1,300,000	1,295,277
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	729,859
U.S. Treasury Notes, 0.75%, 10/31/17	300,000	295,266
U.S. Treasury Notes, 1.875%, 10/31/17	200,000	204,836
U.S. Treasury Notes, 0.875%, 1/31/18	650,000	639,615
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	89,184
U.S. Treasury Notes, 1.375%, 7/31/18	1,980,000	1,968,862
U.S. Treasury Notes, 1.375%, 9/30/18	700,000	694,011
U.S. Treasury Notes, 1.25%, 10/31/18	400,000	393,750
U.S. Treasury Notes, 1.75%, 5/15/23	440,000	407,705
TOTAL U.S. TREASURY SECURITIES (Cost $13,951,320)		13,957,328

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	13,284	14,009
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	118,324	92,281
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	12,030	12,346
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.85%, 4/1/14	84,372	84,622
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	37,463	39,428
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	17,118	16,030
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.25%, 4/1/14	104,768	104,266
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.25%, 4/1/14	28,559	28,326
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,153	4,171
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.52%, 4/1/14	127,386	126,736
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.19%, 4/1/14	33,807	33,379
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.79%, 4/1/14	73,163	72,753
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.58%, 4/1/14	31,254	31,079
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 4/1/14	73,525	74,434
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.22%, 4/1/14	46,637	48,118
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.76%, 4/1/14	23,008	23,317
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.74%, 4/1/14	48,583	49,369
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 4/1/14(3)	40,537	39,778
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.65%, 4/1/14	115,083	117,991
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	21,351	22,555
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.48%, 4/1/14	93,949	92,317
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.63%, 4/1/14	27,464	27,973
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/14	38,860	39,303
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 4/1/14(3)	71,360	72,531
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.71%, 4/1/14	15,013	15,229
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 4/1/14	51,797	53,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 4/1/14	64,348	65,739
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	46,015	47,631
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	72,490	74,890
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	88,193	93,306
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 4/1/14	155,698	159,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 4/1/14	105,724	107,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 4/1/14	22,572	23,483

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.64%, 4/1/14	39,825	40,971
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 4/1/14	45,173	45,872
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 4/1/14	33,654	34,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.05%, 4/1/14	114,414	116,616
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	61,259	65,079
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	38,912	40,804
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	35,497	36,490
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	44,406	46,187
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	19,305	20,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	8,152	8,389
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 4/1/14	36,586	36,999
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	101,387	107,186
		2,506,612
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	145,615	158,224
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	300,000	300,055
		458,279
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,956,821)		2,964,891
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 4/1/14	100,000	105,072
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/1/14	25,000	26,601
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	200,000	193,269
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	175,000	168,096
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.96%, 4/15/14(3)	125,000	125,217
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	125,000	131,202
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/1/14	100,000	101,707
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 4/1/14	50,000	51,225
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/1/14	64,941	65,089
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	91,144	93,886
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	190,722	196,174
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	200,000	202,120
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/14(3)	175,000	170,603

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	52,158
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	79,375
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	9,367	9,729
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 6.00%, 4/11/14	7,058	7,063
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 4/11/14	25,000	25,625
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/14	100,000	104,910
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 4/11/14	105,000	111,836
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	276,295	281,133
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	3,427	3,446
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	200,000	202,998
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,528,670)		2,508,534
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	90,000	101,700
CANADA†
Province of Ontario Canada, 1.00%, 7/22/16	30,000	30,176
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	31,275
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	30,000	36,681
MEXICO — 0.2%
Mexico Government International Bond, 5.625%, 1/15/17	10,000	11,150
Mexico Government International Bond, MTN, 5.95%, 3/19/19	120,000	139,800
Mexico Government International Bond, 5.125%, 1/15/20	70,000	78,050
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	57,300
		286,300
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	12,075
Peruvian Government International Bond, 5.625%, 11/18/50	20,000	21,350
		33,425
POLAND — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	35,000	38,736
Poland Government International Bond, 3.00%, 3/17/23	10,000	9,375
		48,111
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	42,676
Korea Development Bank (The), 3.25%, 3/9/16	20,000	20,922
Korea Development Bank (The), 4.00%, 9/9/16	20,000	21,344
		84,942
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	10,000	8,175

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $619,395)		660,785
MUNICIPAL SECURITIES — 0.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	10,000	11,235
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	30,000	39,455
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	20,000	26,402
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	27,976
California GO, (Building Bonds), 7.30%, 10/1/39	30,000	40,445
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	7,066
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	40,000	39,640
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	20,000	25,618
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	20,000	23,555
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	19,529
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	45,526
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	56,386
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	27,288
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	30,000	32,468
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	24,494
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	42,275
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	40,000	47,316
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	29,421
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	27,317
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	25,000	29,937
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	35,056
TOTAL MUNICIPAL SECURITIES (Cost $569,131)		658,405
ASSET-BACKED SECURITIES(2) — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(3)	100,000	101,577
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 4/7/14(3)	150,000	150,057
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.53%, 4/15/14	125,000	125,156
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	75,000	74,970
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(3)	99,167	99,227
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	20,000	20,150
TOTAL ASSET-BACKED SECURITIES (Cost $571,036)		571,137
TEMPORARY CASH INVESTMENTS — 0.8%
SSgA U.S. Government Money Market Fund (Cost $1,098,430)	1,098,430	1,098,430

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $111,602,722)	132,263,833
OTHER ASSETS AND LIABILITIES — 0.2%	226,659
TOTAL NET ASSETS — 100.0%	$132,490,492

FUTURES CONTRACTS
	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
10	U.S. Treasury 10-Year Notes	June 2014	1,235,000	8,864
4	U.S. Treasury Ultra Long Bonds	June 2014	577,875	(6,366)
			1,812,875	2,498

Notes to Schedule of Investments

FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†    Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $2,151,960, which represented 1.6% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $70,115.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	79,044,512	—	—
U.S. Government Agency Mortgage-Backed Securities	—	15,746,159	—
Corporate Bonds	—	15,053,652	—
U.S. Treasury Securities	—	13,957,328	—
Collateralized Mortgage Obligations	—	2,964,891	—
Commercial Mortgage-Backed Securities	—	2,508,534	—
Sovereign Governments and Agencies	—	660,785	—
Municipal Securities	—	658,405	—
Asset-Backed Securities	—	571,137	—
Temporary Cash Investments	1,098,430	—	—
	80,142,942	52,120,891	—
Other Financial Instruments
Futures Contracts	8,864	—	—

Liabilities
Other Financial Instruments
Futures Contracts	(6,366)	—	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$112,118,491
Gross tax appreciation of investments	$21,193,633
Gross tax depreciation of investments	(1,048,291)
Net tax appreciation (depreciation) of investments	$20,145,342

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2014

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
AEROSPACE AND DEFENSE — 1.4%
Alliant Techsystems, Inc.	17,390	2,471,989
B/E Aerospace, Inc.(1)	45,250	3,927,247
		6,399,236
AIRLINES — 0.5%
Spirit Airlines, Inc.(1)	39,730	2,359,962
AUTO COMPONENTS — 1.4%
BorgWarner, Inc.	106,926	6,572,741
AUTOMOBILES — 1.4%
Harley-Davidson, Inc.	69,669	4,640,652
Tesla Motors, Inc.(1)	2,930	610,758
Thor Industries, Inc.	15,861	968,473
		6,219,883
BANKS — 2.7%
East West Bancorp., Inc.	90,756	3,312,594
Signature Bank(1)	21,695	2,724,675
SVB Financial Group(1)	47,756	6,150,018
		12,187,287
BEVERAGES — 4.5%
Brown-Forman Corp., Class B	58,341	5,232,604
Constellation Brands, Inc., Class A(1)	136,230	11,575,463
Monster Beverage Corp.(1)	51,800	3,597,510
		20,405,577
BIOTECHNOLOGY — 2.1%
Alexion Pharmaceuticals, Inc.(1)	14,920	2,269,780
BioMarin Pharmaceutical, Inc.(1)	50,328	3,432,873
Incyte Corp. Ltd.(1)	34,281	1,834,719
Regeneron Pharmaceuticals, Inc.(1)	7,253	2,177,931
		9,715,303
BUILDING PRODUCTS — 3.5%
Allegion plc	90,560	4,724,515
Fortune Brands Home & Security, Inc.	132,103	5,558,894
Lennox International, Inc.	63,772	5,797,513
		16,080,922
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.(1)	44,620	8,926,231
KKR & Co. LP	89,787	2,050,735
Lazard Ltd. Class A	57,748	2,719,353
		13,696,319
CHEMICALS — 2.9%
FMC Corp.	84,206	6,446,811
Sherwin-Williams Co. (The)	20,904	4,120,806

Westlake Chemical Corp.	37,716	2,496,045
		13,063,662
COMMERCIAL SERVICES AND SUPPLIES — 1.5%
KAR Auction Services, Inc.	84,760	2,572,466
Stericycle, Inc.(1)	35,976	4,087,593
		6,660,059
COMMUNICATIONS EQUIPMENT — 0.4%
Palo Alto Networks, Inc.(1)	27,476	1,884,854
CONSTRUCTION AND ENGINEERING — 2.2%
MasTec, Inc.(1)	127,446	5,536,254
Quanta Services, Inc.(1)	115,679	4,268,555
		9,804,809
CONSUMER FINANCE — 1.5%
Discover Financial Services	80,830	4,703,498
Santander Consumer USA Holdings, Inc.(1)	81,369	1,959,365
		6,662,863
DISTRIBUTORS — 0.8%
LKQ Corp.(1)	137,498	3,623,072
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
tw telecom, inc., Class A(1)	140,511	4,392,374
ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc.	48,910	6,483,999
ENERGY EQUIPMENT AND SERVICES — 1.2%
Dril-Quip, Inc.(1)	31,595	3,541,799
Frank's International NV	87,111	2,158,611
		5,700,410
FOOD AND STAPLES RETAILING — 2.8%
Costco Wholesale Corp.	60,124	6,714,648
Sprouts Farmers Market, Inc.(1)	94,100	3,390,423
United Natural Foods, Inc.(1)	35,440	2,513,405
		12,618,476
FOOD PRODUCTS — 0.9%
Hain Celestial Group, Inc. (The)(1)	46,220	4,227,743
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Cooper Cos., Inc. (The)	17,730	2,435,393
DexCom, Inc.(1)	25,680	1,062,125
Teleflex, Inc.	74,652	8,005,680
		11,503,198
HEALTH CARE PROVIDERS AND SERVICES — 1.5%
AmerisourceBergen Corp.	87,282	5,724,826
Catamaran Corp.(1)	24,305	1,087,892
		6,812,718
HEALTH CARE TECHNOLOGY — 1.1%
Cerner Corp.(1)	52,256	2,939,400
Medidata Solutions, Inc.(1)	39,142	2,126,976
		5,066,376
HOTELS, RESTAURANTS AND LEISURE — 2.4%
Chipotle Mexican Grill, Inc.(1)	8,780	4,987,479

Dunkin' Brands Group, Inc.	60,180	3,019,832
Noodles & Co.(1)	69,552	2,745,218
		10,752,529
HOUSEHOLD DURABLES — 1.0%
Mohawk Industries, Inc.(1)	32,200	4,378,556
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	33,229	2,295,127
INTERNET AND CATALOG RETAIL — 1.8%
Netflix, Inc.(1)	6,500	2,288,195
TripAdvisor, Inc.(1)	65,430	5,927,304
		8,215,499
INTERNET SOFTWARE AND SERVICES — 3.0%
CoStar Group, Inc.(1)	33,565	6,267,928
LinkedIn Corp., Class A(1)	40,414	7,474,165
		13,742,093
IT SERVICES — 2.4%
Alliance Data Systems Corp.(1)	40,242	10,963,933
LEISURE PRODUCTS — 0.9%
Polaris Industries, Inc.	29,010	4,052,987
LIFE SCIENCES TOOLS AND SERVICES — 1.3%
Covance, Inc.(1)	55,563	5,772,996
MACHINERY — 5.2%
Flowserve Corp.	83,429	6,535,828
Middleby Corp.(1)	22,840	6,034,556
Pentair Ltd.	75,080	5,956,847
WABCO Holdings, Inc.(1)	46,960	4,957,098
		23,484,329
MEDIA — 2.9%
AMC Networks, Inc.(1)	38,863	2,840,497
Discovery Communications, Inc., Class A(1)	76,783	6,349,954
Tribune Co.(1)	52,220	4,159,323
		13,349,774
OIL, GAS AND CONSUMABLE FUELS — 3.5%
Antero Resources Corp.(1)	55,835	3,495,271
Cabot Oil & Gas Corp.	75,918	2,572,102
Concho Resources, Inc.(1)	59,760	7,320,600
Oasis Petroleum, Inc.(1)	65,080	2,715,788
		16,103,761
PHARMACEUTICALS — 6.5%
Actavis plc(1)	69,851	14,378,828
Endo International plc(1)	52,970	3,636,391
Perrigo Co. plc	22,074	3,413,965
Salix Pharmaceuticals Ltd.(1)	35,137	3,640,545
Zoetis, Inc.	164,179	4,751,340
		29,821,069
ROAD AND RAIL — 3.6%
Canadian Pacific Railway Ltd. New York Shares	68,120	10,247,292
Kansas City Southern	59,765	6,099,616

		16,346,908
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Avago Technologies Ltd.	60,386	3,889,462
NXP Semiconductor NV(1)	79,692	4,686,687
Xilinx, Inc.	121,844	6,612,474
		15,188,623
SOFTWARE — 5.2%
Electronic Arts, Inc.(1)	451,292	13,091,981
NetSuite, Inc.(1)	57,812	5,482,312
Splunk, Inc.(1)	58,451	4,178,662
Varonis Systems, Inc.(1)	31,238	1,117,071
		23,870,026
SPECIALTY RETAIL — 5.3%
Lumber Liquidators Holdings, Inc.(1)	44,327	4,157,873
O'Reilly Automotive, Inc.(1)	41,557	6,166,643
Restoration Hardware Holdings, Inc.(1)	35,634	2,622,306
Ross Stores, Inc.	72,363	5,177,573
Tractor Supply Co.	85,688	6,052,143
		24,176,538
TEXTILES, APPAREL AND LUXURY GOODS — 4.4%
Hanesbrands, Inc.	62,520	4,781,530
Kate Spade & Co.(1)	86,730	3,216,816
Michael Kors Holdings Ltd.(1)	66,271	6,181,096
Under Armour, Inc., Class A(1)	51,485	5,902,240
		20,081,682
WIRELESS TELECOMMUNICATION SERVICES — 2.7%
SBA Communications Corp., Class A(1)	134,596	12,242,852
TOTAL COMMON STOCKS (Cost $324,995,668)		446,981,125
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $1,746,415), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $1,711,111)		1,711,110
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $1,536,035), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $1,505,778)		1,505,777
SSgA U.S. Government Money Market Fund	5,801,397	5,801,397
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,018,284)		9,018,284
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $334,013,952)		455,999,409
OTHER ASSETS AND LIABILITIES — (0.1)%		(360,922)
TOTAL NET ASSETS — 100.0%		$455,638,487

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	907,274	USD	1,503,352	Credit Suisse AG	4/30/14	8,887
GBP	248,347	USD	412,637	Credit Suisse AG	4/30/14	1,307
GBP	105,922	USD	176,247	Credit Suisse AG	4/30/14	302
USD	2,087,045	GBP	1,261,542	Credit Suisse AG	4/30/14	(15,688)
						(5,192)

Notes to Schedule of Investments

GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	446,981,125	—	—
Temporary Cash Investments	5,801,397	3,216,887	—
	452,782,522	3,216,887	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	10,496	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(15,688)	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$334,286,895
Gross tax appreciation of investments	$124,358,131
Gross tax depreciation of investments	(2,645,617)
Net tax appreciation (depreciation) of investments	$121,712,514

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
March 31, 2014

VP Growth - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
AEROSPACE AND DEFENSE — 7.0%
Boeing Co. (The)	772	96,878
Honeywell International, Inc.	1,344	124,670
Precision Castparts Corp.	262	66,223
United Technologies Corp.	1,061	123,967
		411,738
AIRLINES — 0.6%
Alaska Air Group, Inc.	402	37,511
AUTO COMPONENTS — 1.6%
BorgWarner, Inc.	1,580	97,123
AUTOMOBILES — 1.0%
Harley-Davidson, Inc.	888	59,150
BANKS — 1.3%
SunTrust Banks, Inc.	1,936	77,033
BEVERAGES — 3.9%
Brown-Forman Corp., Class B	323	28,970
PepsiCo, Inc.	2,409	201,151
		230,121
BIOTECHNOLOGY — 3.4%
Alexion Pharmaceuticals, Inc.(1)	401	61,004
Gilead Sciences, Inc.(1)	1,123	79,576
Incyte Corp. Ltd.(1)	374	20,016
Regeneron Pharmaceuticals, Inc.(1)	128	38,436
		199,032
CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.	1,366	74,010
State Street Corp.	651	45,277
		119,287
CHEMICALS — 3.6%
Dow Chemical Co. (The)	489	23,760
LyondellBasell Industries NV, Class A	1,038	92,320
Monsanto Co.	854	97,160
		213,240
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Tyco International Ltd.	1,740	73,776
COMMUNICATIONS EQUIPMENT — 2.9%
Ciena Corp.(1)	1,063	24,173
QUALCOMM, Inc.	1,841	145,181
		169,354
CONSUMER FINANCE — 1.8%
American Express Co.	1,162	104,615

ELECTRICAL EQUIPMENT — 1.6%
Rockwell Automation, Inc.	738	91,918
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Trimble Navigation Ltd.(1)	735	28,569
ENERGY EQUIPMENT AND SERVICES — 3.7%
Core Laboratories NV	123	24,408
Oceaneering International, Inc.	536	38,517
Schlumberger Ltd.	1,619	157,853
		220,778
FOOD PRODUCTS — 4.3%
General Mills, Inc.	2,496	129,343
Hershey Co. (The)	334	34,870
Mead Johnson Nutrition Co.	1,047	87,047
		251,260
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
C.R. Bard, Inc.	568	84,053
DENTSPLY International, Inc.	571	26,289
DexCom, Inc.(1)	307	12,697
IDEXX Laboratories, Inc.(1)	241	29,257
		152,296
HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Cardinal Health, Inc.	614	42,968
Express Scripts Holding Co.(1)	674	50,610
		93,578
HOTELS, RESTAURANTS AND LEISURE — 3.8%
Chipotle Mexican Grill, Inc.(1)	107	60,781
Las Vegas Sands Corp.	911	73,591
Marriott International, Inc. Class A	1,637	91,705
		226,077
HOUSEHOLD DURABLES — 0.7%
Mohawk Industries, Inc.(1)	294	39,978
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	701	48,418
INTERNET AND CATALOG RETAIL — 1.6%
priceline.com, Inc.(1)	78	92,967
INTERNET SOFTWARE AND SERVICES — 6.5%
Facebook, Inc., Class A(1)	1,592	95,902
Google, Inc., Class A(1)	261	290,887
		386,789
IT SERVICES — 3.9%
MasterCard, Inc., Class A	1,050	78,435
Visa, Inc., Class A	713	153,908
		232,343
LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Waters Corp.(1)	407	44,123

MACHINERY — 2.6%
Parker-Hannifin Corp.	713	85,353
WABCO Holdings, Inc.(1)	351	37,052
Wabtec Corp.	398	30,845
		153,250

MEDIA — 5.7%
CBS Corp., Class B	932	57,598
Comcast Corp., Class A	3,408	170,468
Scripps Networks Interactive, Inc. Class A	516	39,170
Viacom, Inc., Class B	851	72,326
		339,562
OIL, GAS AND CONSUMABLE FUELS — 2.7%
EOG Resources, Inc.	469	92,004
Noble Energy, Inc.	929	65,996
		158,000
PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. (The), Class A	511	34,176
PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb Co.	1,991	103,432
Johnson & Johnson	1,168	114,733
Perrigo Co. plc	324	50,110
Zoetis, Inc.	1,160	33,570
		301,845
ROAD AND RAIL — 1.8%
Union Pacific Corp.	578	108,468
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.7%
Linear Technology Corp.	1,439	70,065
Microchip Technology, Inc.	649	30,996
		101,061
SOFTWARE — 6.6%
Check Point Software Technologies Ltd.(1)	549	37,129
Electronic Arts, Inc.(1)	2,022	58,658
Microsoft Corp.	1,608	65,912
Oracle Corp.	4,343	177,672
Splunk, Inc.(1)	168	12,010
Varonis Systems, Inc.(1)	137	4,899
VMware, Inc., Class A(1)	319	34,459
		390,739
SPECIALTY RETAIL — 3.7%
AutoZone, Inc.(1)	126	67,674
Home Depot, Inc. (The)	1,883	149,002
		216,676
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 4.6%
Apple, Inc.	219	117,546
Hewlett-Packard Co.	1,003	32,457

SanDisk Corp.	907	73,639
Seagate Technology plc	837	47,006
		270,648
TEXTILES, APPAREL AND LUXURY GOODS — 0.7%
Hanesbrands, Inc.	541	41,376
TOTAL COMMON STOCKS (Cost $4,843,562)		5,816,875
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Growth Index Fund (Cost $46,866)	537	46,472
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $23,462), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $22,988)		22,988
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $20,636), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $20,229)		20,229
SSgA U.S. Government Money Market Fund	77,939	77,939
TOTAL TEMPORARY CASH INVESTMENTS (Cost $121,156)		121,156
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $5,011,584)		5,984,503
OTHER ASSETS AND LIABILITIES — (1.3)%		(74,362)
TOTAL NET ASSETS — 100.0%		$5,910,141

Notes to Schedule of Investments

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,816,875	—	—
Exchange-Traded Funds	46,472	—	—
Temporary Cash Investments	77,939	43,217	—
	5,941,286	43,217	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,047,195
Gross tax appreciation of investments	$947,150
Gross tax depreciation of investments	(9,842)
Net tax appreciation (depreciation) of investments	$937,308

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
March 31, 2014

VP Income & Growth - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
AEROSPACE AND DEFENSE — 5.2%
Boeing Co. (The)	28,986	3,637,453
General Dynamics Corp.	30,538	3,326,199
Honeywell International, Inc.	23,020	2,135,335
Lockheed Martin Corp.	19,855	3,241,130
Raytheon Co.	30,756	3,038,386
		15,378,503
AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	33,871	3,298,358
AUTO COMPONENTS — 1.9%
Delphi Automotive plc	20,128	1,365,886
Gentex Corp.	31,836	1,003,789
Johnson Controls, Inc.	20,190	955,391
Magna International, Inc.	22,250	2,142,898
		5,467,964
BANKS — 3.8%
Bank of America Corp.	123,764	2,128,741
Citigroup, Inc.	11,752	559,395
Fifth Third Bancorp	18,232	418,425
JPMorgan Chase & Co.	105,620	6,412,190
Wells Fargo & Co.	33,515	1,667,036
		11,185,787
BEVERAGES — 1.8%
Coca-Cola Co. (The)	6,942	268,378
Dr Pepper Snapple Group, Inc.	39,885	2,172,137
PepsiCo, Inc.	33,367	2,786,144
		5,226,659
BIOTECHNOLOGY — 1.4%
Amgen, Inc.	34,498	4,254,983
CAPITAL MARKETS — 1.6%
Franklin Resources, Inc.	46,929	2,542,613
Janus Capital Group, Inc.	195,577	2,125,922
		4,668,535
CHEMICALS — 3.4%
Dow Chemical Co. (The)	79,029	3,840,019
E.I. du Pont de Nemours & Co.	56,802	3,811,414
Potash Corp. of Saskatchewan, Inc.	65,601	2,376,069
		10,027,502
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Pitney Bowes, Inc.	86,417	2,245,978
Steelcase, Inc., Class A	69,728	1,158,182

		3,404,160
COMMUNICATIONS EQUIPMENT — 3.3%
Cisco Systems, Inc.	191,700	4,295,997
Harris Corp.	12,731	931,400
QUALCOMM, Inc.	57,197	4,510,555
		9,737,952
CONTAINERS AND PACKAGING — 1.6%
Avery Dennison Corp.	4,293	217,526
Packaging Corp. of America	33,691	2,370,836
Sonoco Products Co.	53,796	2,206,712
		4,795,074
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Berkshire Hathaway, Inc., Class B(1)	11,862	1,482,394
Interactive Brokers Group, Inc., Class A	6,938	150,347
		1,632,741
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
AT&T, Inc.	158,383	5,554,492
BCE, Inc.	47,701	2,057,821
Verizon Communications, Inc.	116,996	5,565,500
		13,177,813
ELECTRIC UTILITIES — 0.1%
Entergy Corp.	4,147	277,227
ELECTRICAL EQUIPMENT — 2.1%
Emerson Electric Co.	45,947	3,069,259
Rockwell Automation, Inc.	24,134	3,005,890
		6,075,149
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Corning, Inc.	110,938	2,309,729
ENERGY EQUIPMENT AND SERVICES — 0.8%
Ensco plc, Class A	46,435	2,450,839
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	66,462	2,883,786
Kellogg Co.	39,741	2,492,158
		5,375,944
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.6%
Becton Dickinson and Co.	21,061	2,465,822
Medtronic, Inc.	60,989	3,753,263
ResMed, Inc.	24,827	1,109,519
St. Jude Medical, Inc.	42,908	2,805,754
Stryker Corp.	6,628	539,983
		10,674,341
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Cardinal Health, Inc.	10,435	730,241
HOTELS, RESTAURANTS AND LEISURE — 0.7%
International Game Technology	151,285	2,127,067

HOUSEHOLD DURABLES — 1.2%
Garmin Ltd.	51,727	2,858,434
Newell Rubbermaid, Inc.	22,813	682,109
		3,540,543
HOUSEHOLD PRODUCTS — 1.8%
Clorox Co.	2,549	224,338
Energizer Holdings, Inc.	6,299	634,561
Kimberly-Clark Corp.	27,552	3,037,608
Procter & Gamble Co. (The)	18,547	1,494,888
		5,391,395
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	27,767	3,766,871
General Electric Co.	87,345	2,261,362
		6,028,233
INSURANCE — 5.4%
Aflac, Inc.	46,486	2,930,478
Allstate Corp. (The)	24,061	1,361,371
American International Group, Inc.	68,906	3,445,989
MetLife, Inc.	60,088	3,172,646
Old Republic International Corp.	138,262	2,267,497
Travelers Cos., Inc. (The)	30,370	2,584,487
		15,762,468
INTERNET SOFTWARE AND SERVICES — 0.9%
Google, Inc., Class A(1)	2,489	2,774,015
IT SERVICES — 2.2%
International Business Machines Corp.	30,023	5,779,127
Science Applications International Corp.	19,723	737,443
		6,516,570
LEISURE PRODUCTS — 1.8%
Hasbro, Inc.	49,166	2,734,613
Mattel, Inc.	64,894	2,602,898
		5,337,511
MACHINERY — 2.8%
Caterpillar, Inc.	36,467	3,623,726
Dover Corp.	26,682	2,181,253
Snap-On, Inc.	21,723	2,465,126
		8,270,105
MEDIA — 1.0%
Regal Entertainment Group, Class A	55,125	1,029,735
Viacom, Inc., Class B	4,773	405,657
Walt Disney Co. (The)	19,051	1,525,414
		2,960,806
MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	26,043	616,959
Wisconsin Energy Corp.	5,317	247,506
		864,465

MULTILINE RETAIL — 1.0%
Target Corp.	49,092	2,970,557
OIL, GAS AND CONSUMABLE FUELS — 5.6%
Chevron Corp.	14,626	1,739,178
ConocoPhillips	51,276	3,607,266
Exxon Mobil Corp.	51,878	5,067,443
Marathon Petroleum Corp.	3,894	338,934
Occidental Petroleum Corp.	34,340	3,272,259
Valero Energy Corp.	44,443	2,359,923
		16,385,003
PAPER AND FOREST PRODUCTS — 0.9%
International Paper Co.	54,670	2,508,260
PHARMACEUTICALS — 8.6%
AbbVie, Inc.	64,764	3,328,870
Eli Lilly & Co.	58,582	3,448,136
Johnson & Johnson	72,813	7,152,421
Merck & Co., Inc.	95,536	5,423,579
Pfizer, Inc.	190,479	6,118,185
		25,471,191
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
Digital Realty Trust, Inc.	4,639	246,238
Hospitality Properties Trust	21,664	622,190
Senior Housing Properties Trust	96,045	2,158,131
		3,026,559
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.7%
Broadcom Corp., Class A	37,002	1,164,823
Intel Corp.	174,331	4,499,483
Marvell Technology Group Ltd.	124,174	1,955,741
Texas Instruments, Inc.	67,053	3,161,549
		10,781,596
SOFTWARE — 5.2%
CA, Inc.	82,550	2,556,573
Compuware Corp.	167,446	1,758,183
Microsoft Corp.	185,433	7,600,899
Oracle Corp.	35,491	1,451,937
Symantec Corp.	103,921	2,075,302
		15,442,894
SPECIALTY RETAIL — 1.7%
Best Buy Co., Inc.	21,984	580,597
GameStop Corp., Class A	47,807	1,964,868
Lowe's Cos., Inc.	4,794	234,427
Staples, Inc.	198,877	2,255,265
		5,035,157
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.5%
Apple, Inc.	19,515	10,474,481
Hewlett-Packard Co.	49,101	1,588,908

Lexmark International, Inc., Class A	62,236	2,880,905
Seagate Technology plc	50,682	2,846,301
Western Digital Corp.	13,229	1,214,687
		19,005,282
THRIFTS AND MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc.	24,806	398,633
TOBACCO — 3.8%
Altria Group, Inc.	94,607	3,541,140
Lorillard, Inc.	51,068	2,761,757
Philip Morris International, Inc.	29,158	2,387,166
Reynolds American, Inc.	49,282	2,632,644
		11,322,707
TOTAL COMMON STOCKS (Cost $215,705,827)		292,070,518
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $429,442), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $420,761)		420,761
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $377,710), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $370,270)		370,270
SSgA U.S. Government Money Market Fund	1,403,282	1,403,282
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,194,313)		2,194,313
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $217,900,140)		294,264,831
OTHER ASSETS AND LIABILITIES — 0.2%		551,401
TOTAL NET ASSETS — 100.0%		$294,816,232

Notes to Schedule of Investments

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	292,070,518	—	—
Temporary Cash Investments	1,403,282	791,031	—
	293,473,800	791,031	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$220,200,869
Gross tax appreciation of investments	$75,666,769
Gross tax depreciation of investments	(1,602,807)
Net tax appreciation (depreciation) of investments	$74,063,962

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2014

VP International - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
AUSTRALIA — 3.3%
BHP Billiton Ltd.	63,126	2,135,066
Commonwealth Bank of Australia	35,221	2,529,497
CSL Ltd.	49,248	3,176,987
James Hardie Industries SE	95,220	1,265,440
		9,106,990
AUSTRIA — 0.4%
Erste Group Bank AG	31,158	1,064,535
BELGIUM — 0.9%
Anheuser-Busch InBev NV	22,780	2,388,235
BRAZIL — 0.5%
Itau Unibanco Holding SA Preference Shares	101,500	1,513,777
CANADA — 0.6%
Canadian Pacific Railway Ltd.	11,072	1,659,047
CHINA — 2.1%
Baidu, Inc. ADR(1)	7,030	1,071,231
ENN Energy Holdings Ltd.	80,000	557,468
Haier Electronics Group Co. Ltd.	553,000	1,497,196
Tencent Holdings Ltd.	27,300	1,898,840
Vipshop Holdings Ltd. ADR(1)	3,870	577,791
		5,602,526
DENMARK — 3.2%
Coloplast A/S B Shares	10,650	861,732
GN Store Nord A/S	65,195	1,618,040
Novo Nordisk A/S B Shares	77,135	3,512,768
Pandora A/S	39,570	2,617,628
		8,610,168
FINLAND — 0.8%
Sampo A Shares	42,027	2,179,878
FRANCE — 13.2%
Accor SA	59,930	3,068,437
Airbus Group NV	37,177	2,662,765
AXA SA	79,550	2,067,454
BNP Paribas SA	64,859	5,002,873
Carrefour SA	79,700	3,084,794
Cie de St-Gobain	22,690	1,370,701
Cie Generale d'Optique Essilor International SA	10,492	1,058,055
Iliad SA	4,750	1,369,625
L'Oreal SA	10,356	1,707,753
Publicis Groupe SA	30,392	2,745,803
Schneider Electric SA	29,401	2,606,450
Total SA	42,990	2,819,117
Valeo SA	22,600	3,183,542

Vinci SA	9,820	729,322
Zodiac Aerospace	66,350	2,344,591
		35,821,282
GERMANY — 8.4%
adidas AG	14,999	1,622,901
BASF SE	19,390	2,155,175
Bayer AG	35,220	4,763,774
Continental AG	19,352	4,636,222
Daimler AG	28,160	2,660,922
Henkel AG & Co. KGaA Preference Shares	18,076	1,945,375
Siemens AG	15,790	2,125,276
Sky Deutschland AG(1)	240,701	2,075,826
Wirecard AG	18,680	775,123
		22,760,594
GREECE — 0.2%
Alpha Bank AE(1)	708,430	697,817
HONG KONG — 1.6%
AIA Group Ltd.	400,600	1,900,610
Sands China Ltd.	323,200	2,414,677
		4,315,287
INDIA — 1.6%
Tata Consultancy Services Ltd.	62,470	2,231,284
Tata Motors Ltd. ADR	63,000	2,230,830
		4,462,114
INDONESIA — 0.4%
PT Bank Mandiri (Persero) Tbk	1,402,100	1,179,850
IRELAND — 0.7%
Bank of Ireland(1)	3,250,983	1,379,445
Kerry Group plc A Shares	7,230	551,906
		1,931,351
ITALY — 1.8%
Luxottica Group SpA	34,949	2,021,231
UniCredit SpA	308,000	2,813,216
		4,834,447
JAPAN — 16.3%
Bridgestone Corp.	58,000	2,056,678
Daikin Industries Ltd.	50,400	2,823,357
FANUC Corp.	15,300	2,698,605
Fuji Heavy Industries Ltd.	70,800	1,915,164
Honda Motor Co., Ltd.	89,100	3,137,038
Japan Tobacco, Inc.	85,200	2,674,495
KDDI Corp.	29,416	1,703,144
Keyence Corp.	5,300	2,185,932
Komatsu Ltd.	92,300	1,911,906
Mitsubishi Estate Co. Ltd.	110,000	2,606,792
Mizuho Financial Group, Inc.	906,600	1,791,856
Murata Manufacturing Co. Ltd.	24,100	2,273,056

Nidec Corp.	65,200	3,966,389
Omron Corp.	37,600	1,551,867
Oriental Land Co. Ltd.	3,700	562,806
ORIX Corp.(1)	197,300	2,777,473
Panasonic Corp.	108,300	1,230,789
Rakuten, Inc.	175,330	2,339,092
Seven & I Holdings Co. Ltd.	37,900	1,448,216
Sony Corp.	65,400	1,249,516
Unicharm Corp.	23,700	1,265,883
		44,170,054
MEXICO — 0.9%
Cemex SAB de CV ADR(1)	185,649	2,344,747
NETHERLANDS — 4.4%
Akzo Nobel NV	40,157	3,276,738
ASML Holding NV	30,215	2,798,495
ING Groep NV CVA(1)	243,510	3,446,969
Koninklijke Boskalis Westminster NV	27,700	1,525,291
Koninklijke DSM NV	11,815	810,835
		11,858,328
NORWAY — 0.5%
Schibsted ASA	10,410	646,040
Statoil ASA	25,850	729,592
		1,375,632
RUSSIA — 0.8%
Magnit OJSC GDR	23,105	1,266,154
Yandex NV A Shares(1)	29,216	882,031
		2,148,185
SPAIN — 2.8%
Amadeus IT Holding SA A Shares	32,340	1,343,279
Banco Popular Espanol SA	386,211	2,915,707
Bankia SA(1)	682,070	1,439,549
Inditex SA	12,370	1,855,822
		7,554,357
SWEDEN — 2.9%
Skandinaviska Enskilda Banken AB A Shares	121,940	1,673,960
SKF AB B Shares	36,803	942,209
Svenska Cellulosa AB B Shares	103,757	3,053,892
Telefonaktiebolaget LM Ericsson B Shares	163,975	2,183,867
		7,853,928
SWITZERLAND — 9.0%
Adecco SA	31,375	2,610,295
Givaudan SA	670	1,036,016
Nestle SA	68,830	5,181,423
Novartis AG	53,100	4,504,836
Roche Holding AG	24,579	7,367,722
Sika AG	380	1,554,301

UBS AG	101,486	2,096,187
		24,350,780
TAIWAN — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	133,119	2,665,042
TURKEY — 0.4%
BIM Birlesik Magazalar AS	48,678	1,096,546
UNITED KINGDOM — 20.4%
ARM Holdings plc	45,640	759,366
Ashtead Group plc	214,854	3,406,424
Associated British Foods plc	80,973	3,754,187
BG Group plc	111,441	2,076,191
BT Group plc	442,500	2,799,624
Burberry Group plc	75,328	1,751,884
Capita Group plc (The)	174,948	3,196,644
Carnival plc	16,170	615,717
Compass Group plc	123,001	1,876,309
HSBC Holdings plc	245,860	2,490,055
International Consolidated Airlines Group SA(1)	295,910	2,058,158
ITV plc	537,843	1,717,113
Johnson Matthey plc	39,057	2,129,875
Lloyds Banking Group plc(1)	2,530,468	3,149,237
Next plc	13,630	1,499,735
Reckitt Benckiser Group plc	42,420	3,456,111
Rio Tinto plc	67,267	3,742,812
Rolls-Royce Holdings plc	70,601	1,264,124
Royal Bank of Scotland Group plc(1)	112,460	583,087
Shire plc	40,090	1,968,322
Smith & Nephew plc	89,280	1,352,984
St. James's Place plc	166,490	2,289,902
Travis Perkins plc	70,440	2,213,632
Unilever plc	27,122	1,157,993
Whitbread plc	57,060	3,959,210
		55,268,696
TOTAL COMMON STOCKS (Cost $205,212,017)		268,814,193
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $33,378), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $32,703)		32,703
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $29,357), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $28,778)		28,778
SSgA U.S. Government Money Market Fund	110,877	110,877
TOTAL TEMPORARY CASH INVESTMENTS (Cost $172,358)		172,358
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $205,384,375)		268,986,551
OTHER ASSETS AND LIABILITIES — 0.8%		2,286,449
TOTAL NET ASSETS — 100.0%		$271,273,000

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	21.3%
Financials	18.1%
Industrials	15.9%
Consumer Staples	11.4%
Health Care	11.0%
Materials	8.7%
Information Technology	8.3%
Telecommunication Services	2.1%
Energy	2.1%
Utilities	0.2%
Cash and Equivalents*	0.9%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	9,771,672	259,042,521	—
Temporary Cash Investments	110,877	61,481	—
	9,882,549	259,104,002	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$206,273,419
Gross tax appreciation of investments	$64,831,838
Gross tax depreciation of investments	(2,118,706)
Net tax appreciation (depreciation) of investments	$62,713,132

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2014

VP Large Company Value - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
AEROSPACE AND DEFENSE — 2.9%
General Dynamics Corp.	1,280	139,417
Honeywell International, Inc.	1,280	118,733
Raytheon Co.	920	90,887
Textron, Inc.	2,520	99,011
		448,048
AIRLINES — 0.4%
Southwest Airlines Co.	2,330	55,011
AUTOMOBILES — 1.2%
Ford Motor Co.	11,430	178,308
BANKS — 14.9%
Bank of America Corp.	11,770	202,444
Citigroup, Inc.	6,770	322,252
JPMorgan Chase & Co.	9,910	601,636
KeyCorp	5,430	77,323
PNC Financial Services Group, Inc. (The)	3,100	269,700
U.S. Bancorp	7,410	317,593
Wells Fargo & Co.	9,750	484,965
		2,275,913
BEVERAGES — 0.6%
PepsiCo, Inc.	1,180	98,530
BIOTECHNOLOGY — 0.6%
Amgen, Inc.	450	55,503
Gilead Sciences, Inc.(1)	410	29,053
		84,556
BUILDING PRODUCTS — 0.5%
Masco Corp.	3,550	78,845
CAPITAL MARKETS — 4.5%
Ameriprise Financial, Inc.	1,430	157,400
Bank of New York Mellon Corp. (The)	2,960	104,458
BlackRock, Inc.	450	141,516
Goldman Sachs Group, Inc. (The)	1,260	206,451
Morgan Stanley	2,380	74,185
		684,010
CHEMICALS — 1.2%
E.I. du Pont de Nemours & Co.	1,130	75,823
LyondellBasell Industries NV, Class A	1,170	104,060
		179,883
COMMERCIAL SERVICES AND SUPPLIES — 0.6%
ADT Corp. (The)	1,550	46,422
Tyco International Ltd.	1,210	51,304
		97,726

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	7,160	160,456
F5 Networks, Inc.(1)	260	27,724
QUALCOMM, Inc.	2,440	192,418
		380,598
CONSUMER FINANCE — 1.0%
Capital One Financial Corp.	1,950	150,462
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Berkshire Hathaway, Inc., Class B(1)	2,420	302,427
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	2,820	98,898
CenturyLink, Inc.	2,860	93,922
		192,820
ELECTRIC UTILITIES — 3.6%
American Electric Power Co., Inc.	2,490	126,144
Pinnacle West Capital Corp.	1,840	100,574
PPL Corp.	3,350	111,019
Westar Energy, Inc.	2,790	98,096
Xcel Energy, Inc.	3,810	115,672
		551,505
ELECTRICAL EQUIPMENT — 1.4%
Eaton Corp. plc	2,850	214,092
ENERGY EQUIPMENT AND SERVICES — 2.9%
Halliburton Co.	2,950	173,725
National Oilwell Varco, Inc.	1,640	127,707
Schlumberger Ltd.	1,440	140,400
		441,832
FOOD AND STAPLES RETAILING — 1.9%
CVS Caremark Corp.	2,870	214,848
Kroger Co. (The)	1,890	82,499
		297,347
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.3%
Abbott Laboratories	5,340	205,643
Medtronic, Inc.	4,830	297,238
		502,881
HEALTH CARE PROVIDERS AND SERVICES — 1.9%
Aetna, Inc.	1,660	124,450
Quest Diagnostics, Inc.	890	51,549
WellPoint, Inc.	1,180	117,469
		293,468
HOTELS, RESTAURANTS AND LEISURE — 0.6%
Carnival Corp.	1,620	61,333
Hilton Worldwide Holdings, Inc.(1)	1,250	27,800
Marriott International, Inc. Class A	160	8,963
		98,096

HOUSEHOLD PRODUCTS — 1.9%
Procter & Gamble Co. (The)	3,680	296,608
INDUSTRIAL CONGLOMERATES — 2.3%
General Electric Co.	13,630	352,881
INSURANCE — 6.0%
Allstate Corp. (The)	3,020	170,872
American International Group, Inc.	2,980	149,030
Chubb Corp. (The)	780	69,654
MetLife, Inc.	3,700	195,360
Principal Financial Group, Inc.	1,070	49,209
Prudential Financial, Inc.	1,600	135,440
Travelers Cos., Inc. (The)	1,820	154,882
		924,447
MACHINERY — 1.5%
Ingersoll-Rand plc	1,760	100,743
PACCAR, Inc.	1,930	130,159
		230,902
MEDIA — 2.9%
CBS Corp., Class B	530	32,754
CBS Outdoor Americas, Inc.(1)	358	10,471
Comcast Corp., Class A	2,800	140,056
Time Warner Cable, Inc.	460	63,103
Time Warner, Inc.	3,100	202,523
		448,907
METALS AND MINING — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	4,730	156,421
MULTILINE RETAIL — 2.2%
Macy's, Inc.	2,690	159,490
Nordstrom, Inc.	610	38,095
Target Corp.	2,310	139,778
		337,363
OIL, GAS AND CONSUMABLE FUELS — 12.7%
Apache Corp.	1,240	102,858
Chevron Corp.	5,380	639,736
Exxon Mobil Corp.	4,730	462,026
Imperial Oil Ltd.	990	46,101
Marathon Petroleum Corp.	990	86,170
Oasis Petroleum, Inc.(1)	2,000	83,460
Occidental Petroleum Corp.	3,080	293,493
Total SA ADR	3,440	225,664
		1,939,508
PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	2,060	94,513
PHARMACEUTICALS — 8.4%
Johnson & Johnson	5,560	546,159
Merck & Co., Inc.	6,140	348,568

Pfizer, Inc.	12,270	394,112
		1,288,839
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Brixmor Property Group, Inc.	2,420	51,619
Camden Property Trust	700	47,138
		98,757
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Applied Materials, Inc.	8,480	173,161
Intel Corp.	2,510	64,783
Microchip Technology, Inc.	3,380	161,429
		399,373
SOFTWARE — 3.7%
Electronic Arts, Inc.(1)	3,990	115,750
Microsoft Corp.	5,750	235,692
Oracle Corp.	5,070	207,414
		558,856
SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	1,380	67,482
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 1.2%
Apple, Inc.	150	80,511
NetApp, Inc.	2,900	107,010
		187,521
TOBACCO — 0.6%
Altria Group, Inc.	2,260	84,592
TRADING COMPANIES AND DISTRIBUTORS — 0.2%
United Rentals, Inc.(1)	390	37,027
TOTAL COMMON STOCKS (Cost $10,596,634)		15,110,355
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $33,206), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $32,535)		32,535
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $29,206), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $28,631)		28,631
SSgA U.S. Government Money Market Fund	110,306	110,306
TOTAL TEMPORARY CASH INVESTMENTS (Cost $171,472)		171,472
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $10,768,106)		15,281,827
OTHER ASSETS AND LIABILITIES — 0.3%		38,484
TOTAL NET ASSETS — 100.0%		$15,320,311

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,953	CAD	20,063	JPMorgan Chase Bank N.A.	4/30/14	(183)
USD	5,905	CAD	6,556	JPMorgan Chase Bank N.A.	4/30/14	(21)
USD	12,443	CAD	13,726	JPMorgan Chase Bank N.A.	4/30/14	36
USD	197,999	EUR	143,571	UBS AG	4/30/14	220
USD	5,480	EUR	3,985	UBS AG	4/30/14	(11)
						41

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	15,064,254	46,101	—
Temporary Cash Investments	110,306	61,166	—
	15,174,560	107,267	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	256	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(215)	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,133,932
Gross tax appreciation of investments	$4,168,274
Gross tax depreciation of investments	(20,379)
Net tax appreciation (depreciation) of investments	$4,147,895

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2014

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.3%
AEROSPACE AND DEFENSE — 2.6%
BAE Systems plc	342,030	2,361,832
General Dynamics Corp.	32,271	3,514,957
Northrop Grumman Corp.	12,486	1,540,523
Rockwell Collins, Inc.	28,250	2,250,678
Textron, Inc.	72,677	2,855,479
		12,523,469
AIRLINES — 0.7%
Southwest Airlines Co.	139,053	3,283,041
AUTO COMPONENTS — 0.4%
Autoliv, Inc.	16,922	1,698,123
BANKS — 7.2%
BOK Financial Corp.	30,415	2,100,156
Comerica, Inc.	54,747	2,835,895
Commerce Bancshares, Inc.	119,321	5,538,881
Cullen/Frost Bankers, Inc.	48,069	3,726,789
KeyCorp	95,317	1,357,314
M&T Bank Corp.	47,740	5,790,862
PNC Financial Services Group, Inc. (The)	63,855	5,555,385
SunTrust Banks, Inc.	88,514	3,521,972
Westamerica Bancorp.	67,202	3,634,284
		34,061,538
BEVERAGES — 0.5%
Dr Pepper Snapple Group, Inc.	41,830	2,278,062
CAPITAL MARKETS — 4.0%
Charles Schwab Corp. (The)	25,824	705,770
Franklin Resources, Inc.	65,115	3,527,931
Northern Trust Corp.	199,201	13,059,617
State Street Corp.	20,113	1,398,859
		18,692,177
COMMERCIAL SERVICES AND SUPPLIES — 6.6%
ADT Corp. (The)	315,242	9,441,498
Republic Services, Inc.	448,061	15,305,764
Tyco International Ltd.	99,725	4,228,340
Waste Management, Inc.	53,031	2,231,014
		31,206,616
COMMUNICATIONS EQUIPMENT — 0.3%
Harris Corp.	18,415	1,347,241
CONTAINERS AND PACKAGING — 1.2%
Bemis Co., Inc.	82,765	3,247,699

Sonoco Products Co.	56,111	2,301,673
		5,549,372
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
CenturyLink, Inc.	143,159	4,701,342
ELECTRIC UTILITIES — 6.2%
Empire District Electric Co. (The)	56,782	1,380,938
Great Plains Energy, Inc.	234,035	6,328,307
Northeast Utilities	60,950	2,773,225
Portland General Electric Co.	74,389	2,405,740
Southern Co. (The)	78,530	3,450,608
Westar Energy, Inc.	211,390	7,432,473
Xcel Energy, Inc.	176,589	5,361,242
		29,132,533
ELECTRICAL EQUIPMENT — 0.7%
Brady Corp., Class A	54,040	1,467,186
Regal-Beloit Corp.	25,424	1,848,579
		3,315,765
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
TE Connectivity Ltd.	57,426	3,457,619
ENERGY EQUIPMENT AND SERVICES — 0.5%
Cameron International Corp.(1)	37,072	2,289,937
FOOD AND STAPLES RETAILING — 1.6%
Sysco Corp.	206,141	7,447,874
FOOD PRODUCTS — 5.2%
Campbell Soup Co.	45,630	2,047,874
ConAgra Foods, Inc.	91,036	2,824,847
Danone SA	31,110	2,199,936
General Mills, Inc.	58,873	3,050,799
Hillshire Brands Co.	149,039	5,553,193
Kellogg Co.	40,314	2,528,091
Kraft Foods Group, Inc.	53,860	3,021,546
Mondelez International, Inc. Class A	95,762	3,308,577
		24,534,863
GAS UTILITIES — 2.4%
AGL Resources, Inc.	32,856	1,608,630
Atmos Energy Corp.	16,710	787,542
Laclede Group, Inc. (The)	120,685	5,690,298
Southwest Gas Corp.	14,533	776,789
WGL Holdings, Inc.	61,089	2,447,225
		11,310,484
HEALTH CARE EQUIPMENT AND SUPPLIES — 5.4%
Becton Dickinson and Co.	19,063	2,231,896
Boston Scientific Corp.(1)	217,641	2,942,506
CareFusion Corp.(1)	140,873	5,665,912
Medtronic, Inc.	83,273	5,124,621
STERIS Corp.	46,623	2,226,248

Stryker Corp.	45,643	3,718,535
Zimmer Holdings, Inc.	37,134	3,512,134
		25,421,852
HEALTH CARE PROVIDERS AND SERVICES — 3.3%
Cigna Corp.	22,005	1,842,479
LifePoint Hospitals, Inc.(1)	97,712	5,330,189
Patterson Cos., Inc.	76,401	3,190,506
Quest Diagnostics, Inc.	92,922	5,382,042
		15,745,216
HOTELS, RESTAURANTS AND LEISURE — 1.3%
Carnival Corp.	96,980	3,671,663
International Game Technology	182,838	2,570,702
		6,242,365
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	10,640	1,071,874
INDUSTRIAL CONGLOMERATES — 1.0%
Koninklijke Philips Electronics NV	141,353	4,966,714
INSURANCE — 7.8%
ACE Ltd.	48,984	4,852,355
Aflac, Inc.	32,980	2,079,059
Allstate Corp. (The)	49,709	2,812,535
Arthur J Gallagher & Co.	55,670	2,648,779
Chubb Corp. (The)	45,001	4,018,589
HCC Insurance Holdings, Inc.	101,669	4,624,923
Marsh & McLennan Cos., Inc.	40,368	1,990,143
MetLife, Inc.	38,110	2,012,208
Reinsurance Group of America, Inc.	63,889	5,087,481
Symetra Financial Corp.	68,511	1,357,888
Travelers Cos., Inc. (The)	29,316	2,494,792
Unum Group	76,269	2,693,058
		36,671,810
LIFE SCIENCES TOOLS AND SERVICES — 1.1%
Agilent Technologies, Inc.	53,422	2,987,358
Bio-Rad Laboratories, Inc., Class A(1)	18,350	2,351,002
		5,338,360
MACHINERY — 0.7%
Stanley Black & Decker, Inc.	37,960	3,083,870
METALS AND MINING — 1.7%
Constellium NV, Class A(1)	83,216	2,442,389
Newmont Mining Corp.	80,114	1,877,872
Nucor Corp.	71,853	3,631,451
		7,951,712
MULTI-UTILITIES — 3.2%
Ameren Corp.	73,910	3,045,092
Consolidated Edison, Inc.	95,700	5,134,305
NorthWestern Corp.	49,330	2,339,722

PG&E Corp.	110,818	4,787,337
		15,306,456
MULTILINE RETAIL — 1.3%
Family Dollar Stores, Inc.	26,940	1,562,790
Target Corp.	73,981	4,476,590
		6,039,380
OIL, GAS AND CONSUMABLE FUELS — 7.8%
Apache Corp.	82,741	6,863,366
Devon Energy Corp.	70,596	4,724,990
Imperial Oil Ltd.	280,793	13,075,734
Murphy Oil Corp.	61,543	3,868,593
Southwestern Energy Co.(1)	96,017	4,417,742
Williams Partners LP	72,643	3,700,435
		36,650,860
PHARMACEUTICALS — 1.0%
Hospira, Inc.(1)	106,646	4,612,440
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.0%
Annaly Capital Management, Inc.	364,130	3,994,506
Capstead Mortgage Corp.	97,570	1,235,236
Corrections Corp. of America	148,202	4,641,687
Empire State Realty Trust, Inc.	153,610	2,321,047
Federal Realty Investment Trust	14,850	1,703,592
Piedmont Office Realty Trust, Inc., Class A	297,524	5,102,537
		18,998,605
ROAD AND RAIL — 0.7%
Heartland Express, Inc.	61,596	1,397,613
Werner Enterprises, Inc.	75,619	1,929,041
		3,326,654
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 6.1%
Analog Devices, Inc.	27,999	1,487,867
Applied Materials, Inc.	445,534	9,097,804
KLA-Tencor Corp.	46,613	3,222,823
Maxim Integrated Products, Inc.	102,481	3,394,171
Microchip Technology, Inc.	46,258	2,209,282
Micron Technology, Inc.(1)	169,620	4,013,209
Teradyne, Inc.(1)	269,145	5,353,294
		28,778,450
SPECIALTY RETAIL — 2.3%
Bed Bath & Beyond, Inc.(1)	20,313	1,397,535
CST Brands, Inc.	79,021	2,468,616
Lowe's Cos., Inc.	141,107	6,900,132
		10,766,283
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 2.3%
SanDisk Corp.	54,416	4,418,035
Western Digital Corp.	72,287	6,637,392
		11,055,427

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	28,573	1,418,935
THRIFTS AND MORTGAGE FINANCE — 1.4%
Capitol Federal Financial, Inc.	87,186	1,094,184
People's United Financial, Inc.	370,336	5,506,897
		6,601,081
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Rogers Communications, Inc., Class B	74,166	3,073,310
TOTAL COMMON STOCKS (Cost $366,206,222)		449,951,710
EXCHANGE-TRADED FUNDS — 1.7%
iShares Russell Midcap Value Index Fund (Cost $5,506,865)	114,685	7,882,300
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $2,782,258), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $2,726,014)		2,726,012
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $2,447,096), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $2,398,893)		2,398,891
SSgA U.S. Government Money Market Fund	9,242,350	9,242,350
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,367,253)		14,367,253
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $386,080,340)		472,201,263
OTHER ASSETS AND LIABILITIES†		17,929
TOTAL NET ASSETS — 100.0%		$472,219,192

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	13,423,825	CAD	15,001,124	JPMorgan Chase Bank N.A.	4/30/14	(136,583)
USD	5,704,389	EUR	4,136,313	UBS AG	4/30/14	6,347
USD	196,631	EUR	143,126	UBS AG	4/30/14	(535)
USD	284,733	EUR	206,670	UBS AG	4/30/14	32
USD	984,232	GBP	594,932	Credit Suisse AG	4/30/14	(7,398)
USD	144,008	GBP	86,909	Credit Suisse AG	4/30/14	(851)
USD	250,472	GBP	150,747	Credit Suisse AG	4/30/14	(793)
USD	201,201	GBP	120,919	Credit Suisse AG	4/30/14	(346)
USD	385,039	GBP	230,908	Credit Suisse AG	4/30/14	162
						(139,965)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

† Category is less than 0.05% of total net assets.
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	424,274,184	25,677,526	—
Exchange-Traded Funds	7,882,300	—	—
Temporary Cash Investments	9,242,350	5,124,903	—
	441,398,834	30,802,429	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,541	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(146,506)	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$392,445,063
Gross tax appreciation of investments	$84,227,840
Gross tax depreciation of investments	(4,471,640)
Net tax appreciation (depreciation) of investments	$79,756,200

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2014

VP Ultra - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
AEROSPACE AND DEFENSE — 3.7%
Boeing Co. (The)	31,530	3,956,699
United Technologies Corp.	45,370	5,301,031
		9,257,730
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	28,670	1,762,345
AUTOMOBILES — 0.9%
Tesla Motors, Inc.(1)	11,050	2,303,373
BANKS — 1.5%
JPMorgan Chase & Co.	60,950	3,700,274
BEVERAGES — 1.4%
Coca-Cola Co. (The)	91,560	3,539,710
BIOTECHNOLOGY — 7.1%
Alexion Pharmaceuticals, Inc.(1)	15,760	2,397,569
Celgene Corp.(1)	31,250	4,362,500
Gilead Sciences, Inc.(1)	106,150	7,521,789
Isis Pharmaceuticals, Inc.(1)	28,640	1,237,534
Regeneron Pharmaceuticals, Inc.(1)	7,340	2,204,055
		17,723,447
BUILDING PRODUCTS — 0.6%
Lennox International, Inc.	15,040	1,367,286
CAPITAL MARKETS — 1.8%
Franklin Resources, Inc.	42,570	2,306,443
T. Rowe Price Group, Inc.	25,730	2,118,865
		4,425,308
CHEMICALS — 3.7%
Ecolab, Inc.	17,560	1,896,304
Monsanto Co.	52,880	6,016,158
Valspar Corp. (The)	19,640	1,416,437
		9,328,899
COMMUNICATIONS EQUIPMENT — 2.4%
QUALCOMM, Inc.	77,250	6,091,935
CONSUMER FINANCE — 1.3%
American Express Co.	34,600	3,115,038
DIVERSIFIED FINANCIAL SERVICES — 0.6%
CME Group, Inc.	21,430	1,586,034
ELECTRICAL EQUIPMENT — 2.8%
Eaton Corp. plc	34,140	2,564,597
Emerson Electric Co.	65,080	4,347,344
		6,911,941
ENERGY EQUIPMENT AND SERVICES — 2.1%
Core Laboratories NV	7,010	1,391,064

Schlumberger Ltd.	40,580	3,956,550
		5,347,614
FOOD AND STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	32,900	3,674,272
Whole Foods Market, Inc.	28,290	1,434,586
		5,108,858
FOOD PRODUCTS — 1.5%
Mead Johnson Nutrition Co.	22,800	1,895,592
Nestle SA	25,510	1,920,356
		3,815,948
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.8%
St. Jude Medical, Inc.	13,000	850,070
Varian Medical Systems, Inc.(1)	12,670	1,064,153
		1,914,223
HEALTH CARE PROVIDERS AND SERVICES — 3.4%
Express Scripts Holding Co.(1)	44,150	3,315,224
UnitedHealth Group, Inc.	61,550	5,046,484
		8,361,708
HEALTH CARE TECHNOLOGY — 0.9%
Cerner Corp.(1)	40,760	2,292,750
HOTELS, RESTAURANTS AND LEISURE — 3.7%
Starbucks Corp.	79,520	5,835,178
Wynn Resorts Ltd.	15,700	3,487,755
		9,322,933
HOUSEHOLD PRODUCTS — 1.2%
Colgate-Palmolive Co.	44,580	2,891,905
INSURANCE — 1.5%
MetLife, Inc.	68,940	3,640,032
INTERNET AND CATALOG RETAIL — 2.2%
Amazon.com, Inc.(1)	16,130	5,428,068
INTERNET SOFTWARE AND SERVICES — 9.3%
Baidu, Inc. ADR(1)	9,850	1,500,943
Facebook, Inc., Class A(1)	69,900	4,210,776
Google, Inc., Class A(1)	10,910	12,159,304
LinkedIn Corp., Class A(1)	14,070	2,602,106
Tencent Holdings Ltd.	23,500	1,634,532
Twitter, Inc.(1)	3,500	163,345
Yelp, Inc.(1)	12,830	987,012
		23,258,018
IT SERVICES — 3.8%
MasterCard, Inc., Class A	74,250	5,546,475
Teradata Corp.(1)	27,010	1,328,622
Visa, Inc., Class A	12,300	2,655,078
		9,530,175
MACHINERY — 3.6%
Cummins, Inc.	22,110	3,294,169
Donaldson Co., Inc.	24,930	1,057,032

WABCO Holdings, Inc.(1)	26,990	2,849,064
Wabtec Corp.	24,070	1,865,425
		9,065,690
MEDIA — 4.9%
Comcast Corp., Class A	41,460	2,073,829
Time Warner, Inc.	49,660	3,244,288
Twenty-First Century Fox, Inc.	74,860	2,393,274
Walt Disney Co. (The)	56,560	4,528,759
		12,240,150
OIL, GAS AND CONSUMABLE FUELS — 3.2%
Concho Resources, Inc.(1)	11,520	1,411,200
EOG Resources, Inc.	10,340	2,028,398
Noble Energy, Inc.	39,950	2,838,048
Occidental Petroleum Corp.	19,080	1,818,133
		8,095,779
PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	25,570	1,710,122
PHARMACEUTICALS — 1.5%
Pfizer, Inc.	116,320	3,736,198
PROFESSIONAL SERVICES — 0.9%
Nielsen Holdings NV	49,220	2,196,689
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
ARM Holdings plc	127,970	2,129,185
Linear Technology Corp.	40,520	1,972,919
		4,102,104
SOFTWARE — 5.4%
Microsoft Corp.	47,370	1,941,696
NetSuite, Inc.(1)	12,160	1,153,133
Oracle Corp.	107,430	4,394,961
Salesforce.com, Inc.(1)	36,120	2,062,091
Tableau Software, Inc., Class A(1)	14,660	1,115,333
VMware, Inc., Class A(1)	17,790	1,921,676
Workday, Inc.(1)	10,430	953,615
		13,542,505
SPECIALTY RETAIL — 4.0%
Home Depot, Inc. (The)	23,110	1,828,694
O'Reilly Automotive, Inc.(1)	10,970	1,627,838
Tiffany & Co.	26,080	2,246,792
TJX Cos., Inc. (The)	68,550	4,157,558
		9,860,882
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.9%
Apple, Inc.	27,320	14,663,737
EMC Corp.	88,790	2,433,734
		17,097,471
TEXTILES, APPAREL AND LUXURY GOODS — 2.9%
Burberry Group plc	55,330	1,286,796
NIKE, Inc., Class B	47,230	3,488,408

Under Armour, Inc., Class A(1)	20,780	2,382,219
		7,157,423
TOBACCO — 2.1%
Philip Morris International, Inc.	63,570	5,204,476
TOTAL COMMON STOCKS (Cost $120,280,305)		246,035,041
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth Index Fund (Cost $957,505)	11,080	958,863
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $69,186), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $67,787)		67,787
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $60,852), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $59,653)		59,653
SSgA U.S. Government Money Market Fund	229,828	229,828
TOTAL TEMPORARY CASH INVESTMENTS (Cost $357,268)		357,268
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $121,595,078)		247,351,172
OTHER ASSETS AND LIABILITIES — 0.8%		1,884,470
TOTAL NET ASSETS — 100.0%		$249,235,642

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,593,363	CHF	1,406,175	Credit Suisse AG	4/30/14	2,405
USD	2,871,119	GBP	1,735,486	Credit Suisse AG	4/30/14	(21,582)
						(19,177)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	239,064,172	6,970,869	—
Exchange-Traded Funds	958,863	—	—
Temporary Cash Investments	229,828	127,440	—
	240,252,863	7,098,309	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,405	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(21,582)	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$123,931,724
Gross tax appreciation of investments	$124,080,117
Gross tax depreciation of investments	(660,669)
Net tax appreciation (depreciation) of investments	$123,419,448

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2014

VP Value - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
AEROSPACE AND DEFENSE — 1.0%
BAE Systems plc	262,930	1,815,620
Boeing Co. (The)	19,398	2,434,255
General Dynamics Corp.	21,710	2,364,653
Textron, Inc.	70,490	2,769,552
		9,384,080
AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	29,523	2,874,950
AIRLINES — 0.6%
Japan Airlines Co. Ltd.	65,781	3,237,586
Southwest Airlines Co.	88,878	2,098,410
		5,335,996
AUTOMOBILES — 1.0%
General Motors Co.	166,771	5,740,258
Honda Motor Co., Ltd.	115,500	4,066,531
		9,806,789
BANKS — 10.9%
BOK Financial Corp.	55,129	3,806,657
Commerce Bancshares, Inc.	134,581	6,247,250
Cullen/Frost Bankers, Inc.	70,853	5,493,233
JPMorgan Chase & Co.	380,110	23,076,478
M&T Bank Corp.	57,205	6,938,967
PNC Financial Services Group, Inc. (The)	147,016	12,790,392
U.S. Bancorp	347,319	14,886,092
Wells Fargo & Co.	604,432	30,064,448
		103,303,517
BEVERAGES — 0.3%
PepsiCo, Inc.	35,200	2,939,200
CAPITAL MARKETS — 3.3%
Charles Schwab Corp. (The)	56,502	1,544,200
Franklin Resources, Inc.	53,230	2,884,001
Goldman Sachs Group, Inc. (The)	15,900	2,605,215
Northern Trust Corp.	306,773	20,112,038
State Street Corp.	57,207	3,978,747
		31,124,201
COMMERCIAL SERVICES AND SUPPLIES — 4.6%
ADT Corp. (The)	313,341	9,384,563
Republic Services, Inc.	627,752	21,444,008
Tyco International Ltd.	163,163	6,918,111
Waste Management, Inc.	150,322	6,324,047
		44,070,729
COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	698,078	15,643,928

QUALCOMM, Inc.	40,170	3,167,806
		18,811,734
CONTAINERS AND PACKAGING — 0.6%
Bemis Co., Inc.	84,378	3,310,993
Sonoco Products Co.	55,103	2,260,325
		5,571,318
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc., Class A(1)	55	10,304,253
Berkshire Hathaway, Inc., Class B(1)	37,870	4,732,614
		15,036,867
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	583,757	20,472,358
CenturyLink, Inc.	200,004	6,568,131
		27,040,489
ELECTRIC UTILITIES — 2.9%
Great Plains Energy, Inc.	267,758	7,240,176
Southern Co. (The)	85,055	3,737,317
Westar Energy, Inc.	211,343	7,430,820
Xcel Energy, Inc.	315,496	9,578,458
		27,986,771
FOOD AND STAPLES RETAILING — 1.9%
CVS Caremark Corp.	39,583	2,963,183
Sysco Corp.	176,508	6,377,234
Wal-Mart Stores, Inc.	114,081	8,719,211
		18,059,628
FOOD PRODUCTS — 3.3%
ConAgra Foods, Inc.	133,790	4,151,504
Danone SA	53,660	3,794,553
General Mills, Inc.	63,480	3,289,534
Hillshire Brands Co.	120,045	4,472,877
Kellogg Co.	64,738	4,059,720
Mondelez International, Inc. Class A	214,080	7,396,464
Unilever CVA	96,540	3,968,004
		31,132,656
GAS UTILITIES — 0.4%
Laclede Group, Inc. (The)	78,790	3,714,949
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.2%
Becton Dickinson and Co.	25,849	3,026,401
Boston Scientific Corp.(1)	286,174	3,869,072
CareFusion Corp.(1)	288,865	11,618,150
Medtronic, Inc.	175,353	10,791,224
Stryker Corp.	86,556	7,051,717
Zimmer Holdings, Inc.	40,032	3,786,227
		40,142,791
HEALTH CARE PROVIDERS AND SERVICES — 2.1%
LifePoint Hospitals, Inc.(1)	118,459	6,461,939
Quest Diagnostics, Inc.	48,210	2,792,323

UnitedHealth Group, Inc.	110,618	9,069,570
WellPoint, Inc.	20,180	2,008,919
		20,332,751
HOTELS, RESTAURANTS AND LEISURE — 1.5%
Carnival Corp.	97,068	3,674,995
International Game Technology	276,426	3,886,550
International Speedway Corp., Class A	126,178	4,288,790
Speedway Motorsports, Inc.	133,125	2,493,431
		14,343,766
HOUSEHOLD PRODUCTS — 2.8%
Procter & Gamble Co. (The)	325,930	26,269,958
INDUSTRIAL CONGLOMERATES — 3.7%
General Electric Co.	1,095,490	28,362,236
Koninklijke Philips Electronics NV	200,675	7,051,108
		35,413,344
INSURANCE — 4.8%
ACE Ltd.	76,757	7,603,548
Aflac, Inc.	74,003	4,665,149
Chubb Corp. (The)	75,241	6,719,021
HCC Insurance Holdings, Inc.	133,887	6,090,520
Marsh & McLennan Cos., Inc.	78,137	3,852,154
MetLife, Inc.	115,902	6,119,626
Reinsurance Group of America, Inc.	69,156	5,506,892
Travelers Cos., Inc. (The)	54,755	4,659,651
		45,216,561
MEDIA — 0.3%
Walt Disney Co. (The)	35,299	2,826,391
METALS AND MINING — 0.9%
Constellium NV, Class A(1)	86,838	2,548,695
Freeport-McMoRan Copper & Gold, Inc.	122,065	4,036,690
Newmont Mining Corp.	78,142	1,831,648
		8,417,033
MULTI-UTILITIES — 1.6%
Consolidated Edison, Inc.	64,440	3,457,206
PG&E Corp.	260,195	11,240,424
		14,697,630
MULTILINE RETAIL — 0.6%
Target Corp.	96,442	5,835,705
OIL, GAS AND CONSUMABLE FUELS — 16.8%
Apache Corp.	113,153	9,386,041
Chevron Corp.	258,958	30,792,696
Devon Energy Corp.	75,298	5,039,695
El Paso Pipeline Partners LP	78,230	2,377,410
Exxon Mobil Corp.	374,409	36,572,271
Imperial Oil Ltd.	395,873	18,434,683
Occidental Petroleum Corp.	183,396	17,475,805
Peabody Energy Corp.	164,059	2,680,724

Royal Dutch Shell plc, Class A	68,170	2,490,609
Southwestern Energy Co.(1)	131,145	6,033,981
Total SA	295,310	19,365,284
Ultra Petroleum Corp.(1)	155,428	4,179,459
Williams Partners LP	93,735	4,774,861
		159,603,519
PHARMACEUTICALS — 7.3%
Eli Lilly & Co.	48,631	2,862,421
Hospira, Inc.(1)	105,352	4,556,474
Johnson & Johnson	192,156	18,875,484
Merck & Co., Inc.	292,119	16,583,595
Pfizer, Inc.	826,360	26,542,683
		69,420,657
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Annaly Capital Management, Inc.	503,566	5,524,119
Capstead Mortgage Corp.	240,770	3,048,148
Corrections Corp. of America	228,461	7,155,399
Empire State Realty Trust, Inc.	250,156	3,779,857
Piedmont Office Realty Trust, Inc., Class A	379,127	6,502,028
		26,009,551
ROAD AND RAIL — 0.7%
Heartland Express, Inc.	105,273	2,388,644
Werner Enterprises, Inc.	153,466	3,914,918
		6,303,562
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Applied Materials, Inc.	391,987	8,004,375
Intel Corp.	537,576	13,874,837
KLA-Tencor Corp.	22,530	1,557,724
Maxim Integrated Products, Inc.	44,760	1,482,451
Teradyne, Inc.(1)	146,681	2,917,485
		27,836,872
SOFTWARE — 1.1%
Microsoft Corp.	87,838	3,600,480
NICE Systems Ltd. ADR	82,073	3,665,380
Oracle Corp.	67,316	2,753,897
		10,019,757
SPECIALTY RETAIL — 1.5%
Bed Bath & Beyond, Inc.(1)	36,118	2,484,918
CST Brands, Inc.	136,750	4,272,070
Lowe's Cos., Inc.	153,001	7,481,749
		14,238,737
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 3.9%
Apple, Inc.	24,621	13,215,075
Diebold, Inc.	34,384	1,371,578
EMC Corp.	178,955	4,905,157
Hewlett-Packard Co.	141,787	4,588,227
NetApp, Inc.	72,200	2,664,180

QLogic Corp.(1)	152,691	1,946,810
SanDisk Corp.	46,840	3,802,940
Western Digital Corp.	53,911	4,950,108
		37,444,075
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	47,542	2,360,936
THRIFTS AND MORTGAGE FINANCE — 0.5%
People's United Financial, Inc.	319,060	4,744,422
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Rogers Communications, Inc., Class B	48,230	1,998,567
TOTAL COMMON STOCKS (Cost $697,227,749)		929,670,459
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $3,534,344), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $3,462,898)		3,462,895
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $3,108,583), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $3,047,350)		3,047,347
SSgA U.S. Government Money Market Fund	11,740,696	11,740,696
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,250,938)		18,250,938
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $715,478,687)		947,921,397
OTHER ASSETS AND LIABILITIES — 0.2%		1,869,905
TOTAL NET ASSETS — 100.0%		$949,791,302

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	15,028,231	CAD	16,794,048	JPMorgan Chase Bank N.A.	4/30/14	(152,907)
USD	26,284,762	EUR	19,059,359	UBS AG	4/30/14	29,245
USD	732,929	EUR	533,493	UBS AG	4/30/14	(1,993)
USD	773,425	EUR	561,380	UBS AG	4/30/14	87
USD	1,179,383	GBP	712,894	Credit Suisse AG	4/30/14	(8,865)
USD	64,081	GBP	38,673	Credit Suisse AG	4/30/14	(379)
USD	98,217	GBP	59,112	Credit Suisse AG	4/30/14	(311)
USD	5,258,887	JPY	537,679,170	Credit Suisse AG	4/30/14	48,777
USD	161,411	JPY	16,618,151	Credit Suisse AG	4/30/14	381
						(85,965)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	863,447,914	66,222,545	—
Temporary Cash Investments	11,740,696	6,510,242	—
	875,188,610	72,732,787	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	78,490	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(164,455)	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$740,642,173
Gross tax appreciation of investments	$214,942,599
Gross tax depreciation of investments	(7,663,375)
Net tax appreciation (depreciation) of investments	$207,279,224

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP VistaSM Fund
March 31, 2014

VP Vista - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
AEROSPACE AND DEFENSE — 1.4%
Alliant Techsystems, Inc.	1,473	209,387
B/E Aerospace, Inc.(1)	3,740	324,595
		533,982
AIRLINES — 0.5%
Spirit Airlines, Inc.(1)	3,280	194,832
AUTO COMPONENTS — 1.5%
BorgWarner, Inc.	8,886	546,222
AUTOMOBILES — 1.3%
Harley-Davidson, Inc.	5,715	380,676
Tesla Motors, Inc.(1)	310	64,620
Thor Industries, Inc.	970	59,228
		504,524
BANKS — 2.6%
East West Bancorp., Inc.	7,240	264,260
Signature Bank(1)	1,697	213,126
SVB Financial Group(1)	3,990	513,832
		991,218
BEVERAGES — 4.5%
Brown-Forman Corp., Class B	4,450	399,121
Constellation Brands, Inc., Class A(1)	11,320	961,860
Monster Beverage Corp.(1)	4,520	313,914
		1,674,895
BIOTECHNOLOGY — 2.2%
Alexion Pharmaceuticals, Inc.(1)	1,230	187,120
BioMarin Pharmaceutical, Inc.(1)	4,263	290,779
Incyte Corp. Ltd.(1)	2,861	153,121
Regeneron Pharmaceuticals, Inc.(1)	599	179,868
		810,888
BUILDING PRODUCTS — 3.5%
Allegion plc	7,470	389,710
Fortune Brands Home & Security, Inc.	10,901	458,714
Lennox International, Inc.	5,188	471,641
		1,320,065
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.(1)	3,744	748,987
KKR & Co. LP	8,119	185,438
Lazard Ltd. Class A	5,160	242,985
		1,177,410
CHEMICALS — 2.9%
FMC Corp.	7,062	540,667
Sherwin-Williams Co. (The)	1,755	345,963

Westlake Chemical Corp.	3,120	206,482
		1,093,112
COMMERCIAL SERVICES AND SUPPLIES — 1.5%
KAR Auction Services, Inc.	6,860	208,201
Stericycle, Inc.(1)	2,960	336,315
		544,516
COMMUNICATIONS EQUIPMENT — 0.4%
Palo Alto Networks, Inc.(1)	2,263	155,242
CONSTRUCTION AND ENGINEERING — 2.2%
MasTec, Inc.(1)	10,512	456,641
Quanta Services, Inc.(1)	9,543	352,137
		808,778
CONSUMER FINANCE — 1.4%
Discover Financial Services	6,553	381,319
Santander Consumer USA Holdings, Inc.(1)	6,491	156,303
		537,622
DISTRIBUTORS — 0.7%
LKQ Corp.(1)	10,305	271,537
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
tw telecom, inc., Class A(1)	11,940	373,244
ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	4,090	542,211
ENERGY EQUIPMENT AND SERVICES — 1.3%
Dril-Quip, Inc.(1)	2,860	320,606
Frank's International NV	7,240	179,407
		500,013
FOOD AND STAPLES RETAILING — 2.7%
Costco Wholesale Corp.	4,990	557,283
Sprouts Farmers Market, Inc.(1)	7,740	278,872
United Natural Foods, Inc.(1)	2,690	190,775
		1,026,930
FOOD PRODUCTS — 0.9%
Hain Celestial Group, Inc. (The)(1)	3,634	332,402
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Cooper Cos., Inc. (The)	1,486	204,117
DexCom, Inc.(1)	2,160	89,338
Teleflex, Inc.	6,090	653,091
		946,546
HEALTH CARE PROVIDERS AND SERVICES — 1.5%
AmerisourceBergen Corp.	7,199	472,183
Catamaran Corp.(1)	2,003	89,654
		561,837
HEALTH CARE TECHNOLOGY — 1.1%
Cerner Corp.(1)	4,526	254,587
Medidata Solutions, Inc.(1)	3,120	169,541
		424,128

HOTELS, RESTAURANTS AND LEISURE — 2.4%
Chipotle Mexican Grill, Inc.(1)	750	426,038
Dunkin' Brands Group, Inc.	5,050	253,409
Noodles & Co.(1)	5,898	232,794
		912,241
HOUSEHOLD DURABLES — 1.0%
Mohawk Industries, Inc.(1)	2,703	367,554
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	2,809	194,018
INTERNET AND CATALOG RETAIL — 1.9%
Netflix, Inc.(1)	610	214,738
TripAdvisor, Inc.(1)	5,410	490,092
		704,830
INTERNET SOFTWARE AND SERVICES — 3.0%
CoStar Group, Inc.(1)	2,769	517,083
LinkedIn Corp., Class A(1)	3,329	615,665
		1,132,748
IT SERVICES — 2.5%
Alliance Data Systems Corp.(1)	3,384	921,971
LEISURE PRODUCTS — 0.9%
Polaris Industries, Inc.	2,430	339,495
LIFE SCIENCES TOOLS AND SERVICES — 1.3%
Covance, Inc.(1)	4,610	478,979
MACHINERY — 5.1%
Flowserve Corp.	6,769	530,283
Middleby Corp.(1)	1,840	486,146
Pentair Ltd.	6,190	491,115
WABCO Holdings, Inc.(1)	3,930	414,851
		1,922,395
MEDIA — 3.0%
AMC Networks, Inc.(1)	3,050	222,925
Discovery Communications, Inc., Class A(1)	6,536	540,527
Tribune Co.(1)	4,330	344,884
		1,108,336
OIL, GAS AND CONSUMABLE FUELS — 3.5%
Antero Resources Corp.(1)	4,620	289,212
Cabot Oil & Gas Corp.	6,156	208,565
Concho Resources, Inc.(1)	4,810	589,225
Oasis Petroleum, Inc.(1)	5,430	226,594
		1,313,596
PHARMACEUTICALS — 6.4%
Actavis plc(1)	5,689	1,171,081
Endo International plc(1)	4,370	300,000
Perrigo Co. plc	1,819	281,326
Salix Pharmaceuticals Ltd.(1)	2,580	267,314
Zoetis, Inc.	12,870	372,458
		2,392,179

ROAD AND RAIL — 3.6%
Canadian Pacific Railway Ltd. New York Shares	5,720	860,460
Kansas City Southern	4,970	507,238
		1,367,698
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Avago Technologies Ltd.	4,979	320,697
NXP Semiconductor NV(1)	6,240	366,975
Xilinx, Inc.	10,218	554,531
		1,242,203
SOFTWARE — 5.2%
Electronic Arts, Inc.(1)	37,257	1,080,826
NetSuite, Inc.(1)	4,745	449,968
Splunk, Inc.(1)	5,080	363,169
Varonis Systems, Inc.(1)	1,985	70,984
		1,964,947
SPECIALTY RETAIL — 5.3%
Lumber Liquidators Holdings, Inc.(1)	3,716	348,561
O'Reilly Automotive, Inc.(1)	3,414	506,603
Restoration Hardware Holdings, Inc.(1)	2,700	198,693
Ross Stores, Inc.	5,964	426,724
Tractor Supply Co.	6,949	490,808
		1,971,389
TEXTILES, APPAREL AND LUXURY GOODS — 4.4%
Hanesbrands, Inc.	5,176	395,860
Kate Spade & Co.(1)	7,300	270,757
Michael Kors Holdings Ltd.(1)	5,307	494,984
Under Armour, Inc., Class A(1)	4,268	489,284
		1,650,885
WIRELESS TELECOMMUNICATION SERVICES — 2.7%
SBA Communications Corp., Class A(1)	11,175	1,016,478
TOTAL COMMON STOCKS (Cost $28,517,807)		36,874,096
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $130,656), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $128,015)		128,015
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $114,917), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $112,653)		112,653
SSgA U.S. Government Money Market Fund	434,026	434,026
TOTAL TEMPORARY CASH INVESTMENTS (Cost $674,694)		674,694
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $29,192,501)		37,548,790
OTHER ASSETS AND LIABILITIES†		11,787
TOTAL NET ASSETS — 100.0%		$37,560,577

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

GBP	81,825	USD	135,585	Credit Suisse AG	4/30/14	801
GBP	20,491	USD	34,047	Credit Suisse AG	4/30/14	108
GBP	8,750	USD	14,559	Credit Suisse AG	4/30/14	25
USD	183,744	GBP	111,066	Credit Suisse AG	4/30/14	(1,381)
						(447)

Notes to Schedule of Investments
GBP	-	British Pound
USD	-	United States Dollar

† Category is less than 0.05% of total net assets.
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	36,874,096	—	—
Temporary Cash Investments	434,026	240,668	—
	37,308,122	240,668	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	934	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,381)	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$29,216,049
Gross tax appreciation of investments	$8,655,140
Gross tax depreciation of investments	(322,399)
Net tax appreciation (depreciation) of investments	$8,332,741

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	5/29/2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	5/29/2014